UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2023

Date of reporting period: July 1, 2022– June 30, 2023

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Social Capital Suvretta Hldgs Corp III	7/6/2022	G8253W109	DNAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - To consider and vote upon a proposal to approve by ordinary resolution the Business Combination Agreement, dated as of January 18, 2022 (as it may be amended from time to time, the "Business Combination Agreement"), by and among Social Capital Suvretta Holdings Corp. III, a Cayman Islands exempted company ("SCS"), and ProKidney LP ("ProKidney") (acting through its general partner, ProKidney GP Limited) and the transactions contemplated thereby (the "Business Combination").
Issuer
For	For	2a. Organizational Documents Proposal 2A - as a special resolution, a change in the name of SCS to "ProKidney Corp."	Issuer
For	For
2b. Organizational Documents Proposal 2B - as an ordinary resolution, an increase of authorized number of SCS Class B ordinary shares of a par value of US$0.0001 each from 50,000,000 to 500,000,000 (the "Increase") such that following the Increase, the authorized share capital of SCS shall be US$100,500 divided into 500,000,000 Class A ordinary shares of a par value of US$0.0001 each, 500,000,000 Class B ordinary shares of a par value of US$0.0001 each and 5,000,000 preference shares of a par value of US$0.0001 each.
Issuer
For	For
2c. Organizational Documents Proposal 2C - as a special resolution, the amendment and restatement of SCS's current memorandum and articles of association (the "Memorandum and Articles of Association") with the second amended and restated memorandum and articles of association (the "Amended and Restated Memorandum and Articles of Association") of SCS following the consummation of the Business Combination ("New ProKidney").
Issuer
For	For
3. Stock Issuance Proposal - For the purposes of complying with the applicable listing rules of the Nasdaq Capital Market, to consider and vote upon a proposal to approve by ordinary resolution the issuance of (x) New ProKidney's Class B ordinary shares, par value $0.0001 per share, which will be entitled to one vote per share ("New ProKidney Class B ordinary shares") to ProKidney pursuant to the terms of the Business Combination Agreement (including New ProKidney Class B ordinary shares ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4a.Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that Tim Bertram, Ph.D. be appointed to serve as a Class III director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2025.
Issuer
For	For
4b. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that Pablo Legorreta be appointed to serve as a Class III director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2025.
Issuer
For	For
4c. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that William F. Doyle be appointed to serve as a Class I director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2023.
Issuer
For	For
4e. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that Alan M. Lotvin, M.D. be appointed to serve as a Class I director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2023.
Issuer
For	For
4f. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that Uma Sinha, Ph.D. be appointed to serve as a Class III director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2025.
Issuer
For	For
4g. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that John M. Maraganore, Ph.D. be appointed to serve as a Class II director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2024.
Issuer
For	For
4h. Director Appointment Proposal - To consider and vote upon a proposal to approve by ordinary resolution of the holders of SCS Class B ordinary shares that José Ignacio Jiménez Santos be appointed to serve as a Class II director on New ProKidney's Board upon the consummation of the Business Combination for a term that will expire at New ProKidney's annual general meeting of shareholders in 2024.
Issuer
For	For	5. Incentive Equity Plan Proposal - To consider and vote upon a proposal to approve by ordinary resolution the ProKidney Corp. 2022 Incentive Equity Plan.	Issuer
For	For	6. bEmployee Stock Purchase Plan Proposal - To consider and vote upon a proposal to approve by ordinary resolution the ProKidney Corp. Employee Stock Purchase Plan.	Issuer
For	For
7. Auditor Ratification Proposal - To consider and vote upon a proposal to approve the appointment by SCS's audit committee of Marcum LLP as the independent registered public accountants to SCS to audit and report on SCS's consolidated financial statements for the year ending December 31, 2022.
Issuer
For	For
8. Adjournment Proposal - To consider and vote upon a proposal to approve by ordinary resolution the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation of proxies in the event that there are insufficient proxies for, or otherwise in connection with, the approval of one or more proposals at the Extraordinary General Meeting.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
EV New York Municipal Bond FD	7/14/2022	27827Y109	ENX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Thomas E. Faust Jr.
Election of Director: Cynthia E. Frost
Election of Director: Scott E. Wennerholm
Election of Director: Nancy A. Wiser

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
B. RILEY PRINCIPLE 150 MERGER CORP	7/15/2022	05601V103	BRPM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR
1. The Business Combination Proposal - to consider and vote upon a proposal to approve the agreement and plan of merger (the "Original Merger Agreement"), as amended on December 29, 2021 and March 10, 2022, respectively (collectively, the "Merger Agreement Amendments" and together with the Original Merger Agreement and further amendments and/or restatements from time to time, the "Merger Agreement"), by and among BRPM, BRPM Merger Sub, Inc., a Delaware corporation and a direct wholly owned ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
2a. Binding Charter Proposal A - a proposal for the holders of BRPM's Class A common stock and Class B common stock, voting together as a single class, to approve the adoption of the second amended and restated certificate of incorporation of BRPM (the "Proposed Charter"), a copy of which is attached to the proxy statement/prospectus as Annex B, which will replace the Current Charter.
Issuer
FOR	FOR
2b. Binding Charter Proposal B - a proposal for the holders of BRPM's Class A common stock to approve an amendment to the Current Charter to (i) increase the number of authorized shares of New FaZe's capital stock, each with a par value of $0.0001 per share, from 111,000,000 shares consisting of 100,000,000 shares of Class A common stock, 10,000,000 shares of Class B common stock, and 1,000,000 shares of preferred stock, to 501,000,000 shares consisting of 500,000,000 shares of New FaZe ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
3a.Advisory Charter Proposal A - If the Binding Charter Proposals are approved, the Proposed Charter will remove the provisions for BRPM's current Class B common stock (which will all convert into New FaZe's single class of common stock in connection with the Business Combination). Under the Proposed Charter, New FaZe will be authorized to issue 501,000,000 shares of capital stock, consisting of (i) 500,000,000 shares of New FaZe common stock, par value $0.0001 per share, and (ii) 1,000,000 shares of New ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
3b.Advisory Charter Proposal B - if the Binding Charter Proposals are approved, the Proposed Charter will provide that the number of authorized shares of any class of common stock or preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of New FaZe's stock entitled to vote, irrespective of the provisions of Section 242(b)(2) of the DGCL.
Issuer
FOR	FOR	3c.Advisory Charter Proposal C - The Proposed Charter will eliminate the ability of stockholders to act by written consent.	Issuer
FOR	FOR
3d. Advisory Charter Proposal D - Under the Proposed Charter, the affirmative vote of the holders of at least two-thirds (66 2/3%) of the voting power of all of the then outstanding shares of voting stock of New FaZe will be required to amend, alter, repeal or rescind Articles V(B) (Preferred Stock), VI (Directors), VII (Stockholder Meetings), VIII (Director Liability), IX (Indemnification), X (Forum Selection), and XI (Amendments) of the Proposed Charter.
Issuer
FOR	FOR
3e. Advisory Charter Proposal E - under the Proposed Charter, the board of directors of New FaZe (the "New FaZe Board") is expressly authorized to adopt, amend, alter, or repeal New FaZe's amended and restated bylaws (the "Proposed Bylaws"). The Proposed Bylaws can also be adopted, amended, altered or repealed by the stockholders, provided that any stockholder amendment to the Proposed Bylaws will require approval of at least two-thirds (66 2/3%) of the voting power of all of the then outstanding shares of voting stock of New FaZe.
Issuer
FOR	FOR
3f. Advisory Charter Proposal F - The Proposed Charter will change the classification of the New FaZe Board from two classes to three classes, with each class elected for staggered term, as well as with each class consisting, as nearly as may be possible, of one third of the total number of directors constituting the whole board. Subject to the special rights of the holders of one or more outstanding series of preferred stock to elect directors, (i), a director may be removed from office ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
4. Advisory Charter Proposal F - The Proposed Charter will change the classification of the New FaZe Board from two classes to three classes, with each class elected for staggered term, as well as with each class consisting, as nearly as may be possible, of one third of the total number of directors constituting the whole board. Subject to the special rights of the holders of one or more outstanding series of preferred stock to elect directors, (i), a director may be removed from office ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
5.Vote Board of Directors:
Election of Director: C. Cordozar Broadus Jr.
Election of Director: Mickie Rosen
Election of Director: Ross Levinsohn
Election of Director: Angela Dalton
Election of Director: Nick Lewin
Election of Director: Paul Hamilton
Election of Director: Lee Trink
Election of Director: Bruce Gordon
Election of Director: Daniel Shribman
Election of Director: Andre Fernandez
Issuer
FOR	FOR
6. The Incentive Plan Proposal - to consider and vote upon a proposal to approve the New FaZe 2022 Omnibus Incentive Plan (the "Incentive Plan"), a copy of which is attached to the proxy statement/prospectus as Annex D, including the authorization of the initial share reserve under the Incentive Plan.
Issuer
FOR	FOR
7. The ESPP Proposal - to consider and vote upon a proposal to approve the New FaZe 2022 Employee Stock Purchase Plan (the "ESPP"), a copy of which is attached to the proxy statement/prospectus as Annex E, including the authorization of the initial share reserve under the ESPP.
Issuer
FOR	FOR
8. The Adjournment Proposal - to consider and vote upon a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the foregoing proposals would not be duly approved by our stockholders.
Issuer
FOR	For
7. Auditor Ratification Proposal - To consider and vote upon a proposal to approve the appointment by SCS's audit committee of Marcum LLP as the independent registered public accountants to SCS to audit and report on SCS's consolidated financial statements for the year ending December 31, 2022.
Issuer
FOR	For
8. Adjournment Proposal - To consider and vote upon a proposal to approve by ordinary resolution the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation of proxies in the event that there are insufficient proxies for, or otherwise in connection with, the approval of one or more proposals at the Extraordinary General Meeting.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Voya Infra, Industrials and Materials	7/19/2022	92912x101	IDE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO Vote Sold	For	1. Vote Board of Directors:	Issuer
Election of Director: John V. Boyer
Election of Director: Patricia W. Chadwick
Election of Director: Sheryl K. Pressler

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CC Neuberger Principal Holdings II	7/19/2022	G3166T103	PRPB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder

1. Domestication Merger Proposal — To consider and vote upon a proposal by special resolution to approve CCNB merging with and into Vector Domestication Merger Sub, LLC (“Domestication Merger Sub”) in accordance with Section 18-209 of the DLLCA

FOR	FOR
and ceasing to exist in the Cayman Islands in accordance with Part XVI the Companies Act, with Domestication Merger Sub surviving the merger as a wholly-owned direct subsidiary of New CCNB (the “Domestication Merger”), and all outstanding securities of CCNB will convert to outstanding securities of New CCNB, as described in more detail in the accompanying proxy statement/prospectus (the “Domestication Merger Proposal”);
Issuer
FOR	FOR
2. Business Combination Proposal — To consider and vote upon a proposal to approve the Business Combination Agreement, dated December 9, 2021 (the “Business Combination Agreement”), by and among CCNB, New CCNB, Domestication Merger Sub, Vector Merger Sub 1, LLC, a Delaware limited liability company and a wholly-owned subsidiary of CCNB (“G Merger Sub 1”), Vector Merger Sub 2, LLC, a Delaware limited liability company and a wholly-owned subsidiary of CCNB (“G Merger Sub 2”), Griffey Global Holdings, Inc., a Delaware corporation (“Getty Images”) and Griffey Investors, L.P., a Delaware limited partnership, solely for the purposes of certain sections set forth therein, a copy of which is attached as Annex A to this proxy statement/prospectus, and approve the transactions contemplated thereby (including the Getty Mergers) (the “Business Combination” and such proposal, the “Business Combination Proposal”); and
Issuer
FOR	FOR
3. Adjournment Proposal — To consider and vote upon a proposal to approve the adjournment of the Shareholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal. This proposal will only be presented at the Shareholders Meeting (i) to the extent necessary to ensure that any legally required supplement or amendment to the proxy statement/prospectus is provided to CCNB Shareholders, (ii) if there are insufficient voting interests of CCNB represented (either in person or by proxy) to constitute a quorum, (iii) in order to solicit additional proxies from CCNB Shareholders for purposes of obtaining approval of the Required CCNB Shareholder Proposals, (iv) if the holders of public shares have elected to redeem such shares such that the Net Funded Indebtedness Condition (as defined in the accompanying proxy statement/prospectus) would not be satisfied, or (v) in the case of clauses “(ii)” and “(iii)”, upon the reasonable request of Getty Images (the “Adjournment Proposal”).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Logan Ridge Financial Corp.	7/22/2022	541098109	LRFC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ted Goldthorpe
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Blackrock California Muni	7/25/2022	09248E102	BFZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Cynthia L. Egan
Election of Director: Robert Fairbairn
Election of Director: Stayce D. Harris

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Blackrock ESG Capital Allocation	7/25/2022	09262F100	ECAT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote		1. Vote Board of Directors:	Issuer
Election of Director: Frank J. Fabozzi
Election of Director: Robert Fairbairn
Election of Director: J. Phillip Holloman

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Cion Investment Corp.	7/28/2022	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Edward J. Estrada
Election of Director: Peter I. Finlay
Election of Director: Earl V. Hedin
Mirror Vote	For
2. To approve a proposal to authorize flexibility for the Company, with the approval of the Board, to offer and sell Shares at a price below net asset value ("NAV") during the next 12 months following shareholder approval, subject to certain limitations described in the proxy statement (the "Share Issuance Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp	8/3/2022	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barbara Adams
Election of Director: Michael C. Forman
Election of Director: Jerel A. Hopkins
Mirror Vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TORTOISE ENERGY INDEPENDENCE FUND, INC.	8/9/2022	8914860 20 0	NDP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexandra A. Herger Election of Director: H. Kevin Birzer	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TORTOISE PWR & ENERGY INFREASTR FUND, INC.	8/9/2022	89147X 10 4	TPZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexandra A. Herger Election of Director: H. Kevin Birzer	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2022.	Issuer
Mirror Vote	Against	3. To consider and vote on the non-binding Shareholder Proposal relating to a self-tender offer for all outstanding common shares.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Macquarie GBL INFRA TOTAL RET FD INC.	8/10/2022	55608D 10 1	MGU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.Election of Class II Director to serve until the 2025 Annual Meeting: Thomas W. Hunersen	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC FD-COM	8/10/2022	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
ELection of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Election of Director: Jerome D. Abernathy
Election of Director: Thomas L. Bennett
Election of Director: Ann D. Borowiec
Election of Director: Joseph W. Chow
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC	8/10/2022	246107106	IVH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: H. Jeffrey Dobbs Election of Director: F. A. Sevilla-Sacasa Election of Director: Christianna WooD Election of Director: Joseph W. Chow	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BNY Mellon High Yield Strategies Fund	8/16/2022	09660L105	DHF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Bradley J. Skapyak Election of Director: Roslyn M. Watson Election of Director: Benaree Pratt Wiley	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Social Capital Suvretta Hldgs Corp I	8/18/2022	G8253T106	DNAA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR
1. The Business Combination Proposal - To consider and vote upon a proposal to approve by ordinary resolution and adopt the Agreement and Plan of Merger, dated as of January 26, 2022 (the "Merger Agreement"), by and among SCS, Karibu Merger Sub, Inc. ("Merger Sub") and Akili Interactive Labs, Inc. ("Akili"), a copy of which is attached to the proxy statement/prospectus statement as Annex A. The Merger Agreement provides for, among other things, the merger of Merger Sub with and into Akili (the ...(due to space limits,see proxy material for full proposal).
Issuer
FOR	FOR
2. The Domestication Proposal - To consider and vote upon a proposal to approve by special resolution, the change of SCS's jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication" and, together with the Merger, the "Business Combination").
Issuer
FOR	FOR
3. Organizational Documents Proposal A - As a special resolution, the change in the authorized share capital of SCS from 500,000,000 Class A ordinary shares, par value $0.0001 per share, 50,000,000 Class B ordinary shares, par value $0.0001 per share (the "SCS Class B ordinary shares"), and 5,000,000 preference shares, par value $0.0001 per share (the "SCS preference shares"), to shares of common stock, par value $0.0001 per share, of Akili, Inc. (the "Akili, Inc. common ...(due to space limits,see proxy material for full proposal).
Issuer
FOR	FOR
4. Organizational Documents Proposal B - As a special resolution, the issue of any or all shares of Akili, Inc. preferred stock in one or more classes or series by the board of directors of Akili,Inc., with such terms and conditions as may be expressly determined by Akili, Inc.'s board of directors and as may be permitted by the DGCL.
Issuer
FOR	FOR
5. Organizational Documents Proposal C - As a special resolution, the adoption of the Proposed Certificate of Incorporation and the Proposed Bylaws in connection with the consummation of the Business Combination (copies of which are attached to the proxy statement/prospectus as Annex J and Annex K, respectively), including (1) changing the corporate name from "Social Capital Suvretta Holdings Corp. I" to "Akili, Inc.," (2) making Akili, Inc.'s corporate existence perpetual, (3) adopting Delaware as ...(due to space limits,see proxy material for full proposal).
Issuer
FOR	FOR
6. The Director Appointment Proposal - For the holders of the SCS Class B ordinary shares, to consider and vote upon a proposal to approve by ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal and the Organizational Documents Proposals are approved, to appoint to a staggered board nine directors who, upon consummation of the Business Combination, will be the directors of Akili, Inc.
Issuer
FOR	FOR
7. The Stock Issuance Proposal - To consider and vote upon a proposal to approve by ordinary resolution for purposes of complying with the applicable provisions of Nasdaq Rule 5635, the issuance of Akili, Inc. common stock to (a) the PIPE Investors (as defined in the proxy statement/prospectus), including the Sponsor Related PIPE Investors (as defined in the proxy statement/prospectus), pursuant to the PIPE Investment (as defined in the proxy statement/prospectus) and (b) the Akili stockholders pursuant to the Merger Agreement.
Issuer
FOR	FOR	8. The Incentive Plan Proposal - To consider and vote upon a proposal to approve by ordinary resolution, the 2022 Stock Option and Incentive Plan.	Issuer
FOR	FOR	9. The ESPP Proposal - To consider and vote upon a proposal to approve by ordinary resolution, the 2022 Employee Stock Purchase Plan.	Issuer
FOR	FOR
10. The Auditor Ratification Proposal - To consider and vote upon a proposal to approve by ordinary resolution the ratification of the appointment of Marcum LLP as the independent registered public accountants of SCS to audit and report upon SCS's consolidated financial statements for the year ending December 31, 2022.
Issuer
FOR	FOR
11. The Adjournment Proposal - To consider and vote upon a proposal to approve by ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more of Proposal No. 1 through Proposal No. 9 at the extraordinary general meeting.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Giginternational1, Inc	8/19/2022	37518W106	GIW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment: Amend the Company's Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a business combination six (6) times for an additional one (1) month each time, from August 21, 2022 to February 21, 2023 (i.e., for a period of time ending 21 months from the consummation of its initial public offering).
Issuer
For	For
2. Trust Amendment: Amend the Company's investment management trust agreement, dated as of May 18, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period six (6) times for an additional one (1) month each time from August 21, 2022 to February 21, 2023 by depositing into the Trust Account for each one-month extension the lesser of: $200,000 or $0.05 per share multiplied by the number of public shares then outstanding.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
THE TAIWAN FUND	9/6/2022	874036106	TWN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. To approve a proposed Investment Advisory Agreement between the Fund and Nomura Asset Management U.S.A. Inc.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CENTER CST BRKFLD MLP & ENGY INFRA COM	9/9/2022	151461209	CEN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Independent Class II Trustee to serve until the third annual meeting: Mr. Edward Kuczmarski	Issuer
Mirror Vote	For	1.2 Election of Independent Class II Trustee to serve until the third annual meeting: Mr. Stuart McFarland	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DELAWARE INV NATIONAL MUNI INC FD-COM	9/11/2022	24610T108	VFL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:                                                           Election of Director: Jerome D. Abernathy                           Election of Director: Thomas L. Bennett
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
THE SWISS HELVETIA FUND, INC	9/14/2022	870875101	SWZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:                                                               Election of Director: Andrew Dakos
Election of Director: Richard Dayan
Election of Director: Phillip F. Goldstein
Election of Director: Gerald Hellerman
Election of Director: Moritz A. Sell
Issuer
Mirror	For	2. To ratify the selection by the Fund's Board of Directors of Tait, Weller & Baker, LLP as the Fund's independent registered public accounting firm for the year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CION INVESTMENT CORPORATION	9/15/2022	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Edward J. Estrada Election of Director: Peter I. Finlay Election of Director: Earl V. Hedin	Issuer
Mirror Vote	For
2. To approve a proposal to authorize flexibility for the Company, with the approval of the Board, to offer and sell Shares at a price below net asset value ("NAV") during the next 12 months following shareholder approval, subject to certain limitations described in the proxy statement (the "Share Issuance Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman Next Generation Connectivity Fund Inc.	9/15/2022	64133Q108	NBXG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer
Mirror Vote	For	1c. Election of Class II Director: George W. Morriss	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman New York Municipal Fund, Inc.	9/15/2022	64124K102	NBO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEUBERGER BERMAN CALIFORNIA MUNICIPAL FUND INC	9/15/2022	64123C101	NBW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SABA CAPITAL INCOME & OPPORTUNITIES FD	9/23/2022	78518H202	BRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:                                                           Election of Director: Thomas Bumbolow
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Aditya Bindal
Election of Director: Andrew Kellerman
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DWS Municipal Income Trust	9/23/2022	233368109	KTF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Chad D. Perry
Mirror Vote	For	Election of Director: Catherine Schrand	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DWS Strategic Municipal Inc Trust	9/23/2022	23342Q101	KSM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Chad D. Perry
Mirror Vote	For	Election of Director: Catherine Schrand	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ROYCE MICRO-CAP TRUST, INC.	9/28/2022	780915104	RMT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Patricia W. Chadwick Election of Director: Arthur S. Mehlman Election of Director: Michael K. Shields	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap Income FD.-SH OF BEN INTR	9/28/2022	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. To re-elect Robert J. Boulware as a Trustee of the Fund.
Mirror	For		Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS HIGH YIELD MUNICIPAL TR - COM	10/6/2022	59318E102	CMU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS HIGH INCOME MUNICIPAL TR - COM	10/6/2022	59318D104	CXE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS INVESTMENT GRADE MUNICIPAL TR - COM	10/6/2022	59318B108	CXH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS MUNICIPAL INCOME TR - COM	10/6/2022	552738106	MFM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Miller/Howard High Income Equity Fund	10/11/2022	600379101	HIE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Catherine M. Johnston
Mirror Vote	For	Election of Director: Paul Kazarian	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Digtal Health Acquisition Corp.	10/20/2022	253893101	DHAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of amendment of Certificate of Incorporation to, among other things, extend the date by which the Company has to consummate a business combination for an additional three (3) months, from November 8, 2022 to February 8, 2023 and provide our board of directors the ability to further extend the date by which the Company has to consummate a business combination up to three (3) additional times for three (3) months each time, for a maximum of nine (9) additional months, with payment of any applicable extension fee.
Issuer
For	For
2. Approval of amendment of the Investment Management Trust Agreement, dated as of November 3, 2021, by and between the Company and Continental Stock Transfer & Trust Company, (i) allowing the Company to extend the business combination period from November 8, 2022 to February 8, 2023 and up to three (3) times for an additional three (3) months each time during the period from February 8, 2023 to November 8, 2023 and (ii) updating certain defined terms in the Trust Agreement.
Issuer
For	For
3. Approval of the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and Trust Amendment Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC	11/8/2022	246107106	IVH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Delaware Ivy High Income Opportunities Fund ("IVH") to abrdn Income Credit Strategies Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of IVH and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of IVH and complete liquidation of IVH.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Macquarie GBL INFRA TOTAL RET FD INC.	11/8/2022	55608D 10 1	MGU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Macquarie Global Infrastructure Total Return Fund Inc. ("MGU") to abrdn Global Infrastructure Income Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of MGU and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of MGU and complete liquidation of MGU.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
OXBRIDGE ACQUISITION CORP	11/9/2022	G6855L109	OXAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Amend the Company's amended and restated memorandum and articles of association to extend the date that the Company has to consummate a business combination from November 16, 2022 to August 16, 2023 (or such earlier date as determined by the Board of Directors).
Issuer
For	For
2. Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the other proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC FD-COM	11/9/2022; Adjourned to 12/18/2022	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Delaware Enhanced Global Dividend and Income Fund ("DEX") to abrdn Global Dynamic Dividend Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of DEX and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of DEX and complete liquidation of DEX.
Issuer
Abstain	None
2. Shareholder Proposal: RESOLVED: If shareholders of Delaware Enhanced Global Dividend and Income Fund (the Fund) do not approve the proposed merger of the Fund into Abrdn Global Dynamic Dividend Fund ("AGD") at this meeting, they request that the Board of Trustees take steps to cause the Fund to be liquidated or converted to (or merged with) an exchange traded fund (ETF) or an open-end mutual fund.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Texas Pacific Land Corp	11/16/2022	88262P102	TPL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1a. Election of Class II Director to serve until the 2025 Annual Meeting: Rhys J. Best	Issuer
Against	For	1b. Election of Class II Director to serve until the 2025 Annual Meeting: Donald G. Cook	Issuer
Against	For	1c. Election of Class II Director to serve until the 2025 Annual Meeting: Donna E. Epps	Issuer
For	For	1d. Election of Class II Director to serve until the 2025 Annual Meeting: Eric L. Oliver	Issuer
Against	For	2. To approve, by non-binding advisory vote, the executive compensation paid to our named executive officers.	Issuer
For	For	3. To approve an amendment to the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") providing for the declassification of the Board.	Issuer
Against	For	4. To approve an amendment to the Company's Certificate of Incorporation increasing the authorized shares of common stock from 7,756,156 shares to 46,536,936 shares.	Issuer
For	For	5. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer
For	Against	6. To consider a non-binding stockholder proposal regarding the stockholders' right to call for a special stockholder meeting.	Issuer
For	Against	7. To consider a non-binding stockholder proposal regarding hiring an investment banker in connection with the evaluation of a potential spinoff.	Issuer
For	Against	8. To consider a non-binding stockholder proposal regarding the release of all remaining obligations of the stockholders' agreement between the Company and certain stockholders.	Issuer
For	Against	9. To consider a non-binding stockholder proposal regarding the stockholders' right to act by written consent.	Issuer
For	Against	10. To consider a non-binding stockholder proposal regarding director election and resignation policy.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SRHTotal Return Fund	11/17/2022	101507101	STEW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Dr. Dean Jacobson Election of Director: Nicole Murphey	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
AUSTERLITZ ACQUISITION CORP I	11/21/2022	G0633D109	AUS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal: To amend and restate the Company's Memorandum and Articles of Association by adopting the second amended and restated memorandum and articles of association in the form set forth in Annex A of the accompanying proxy statement (the "Second Amended and Restated Memorandum and Articles of Association") to change the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business ...(due to space limits,see proxy material for full proposal). More Details
Issuer
For	For
2. Trust Amendment Proposal: To amend the Investment Management Trust Agreement, dated March 2, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the accompanying proxy statement, to change the date on which Continental must commence liquidation of the trust account established in connection with ...(due to space limits,see proxy material for full proposal). More Details
Issuer
For	For
3. Adjournment Proposal: To adjourn the Shareholder Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient votes from (i) the holders of Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), Class B ordinary shares, par value $0.0001 per share (the "Class B Ordinary Shares"), and the Class C ordinary ...(due to space limits,see proxy material for full proposal). More Details
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
AUSTERLITZ ACQUISITION CORP II	11/21/2022	G0633U101	ASZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal: To amend and restate the Company's Memorandum and Articles of Association by adopting the second amended and restated memorandum and articles of association in the form set forth in Annex A of the accompanying proxy statement (the "Second Amended and Restated Memorandum and Articles of Association") to change the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
2. Trust Amendment Proposal: To amend the Investment Management Trust Agreement, dated March 2, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the accompanying proxy statement, to change the date on which Continental must commence liquidation of the trust account established in connection with ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
3. Adjournment Proposal: To adjourn the Shareholder Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient votes from (i) the holders of Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), Class B ordinary shares, par value $0.0001 per share (the "Class B Ordinary Shares"), and the Class C ordinary ...(due to space limits,see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FORTRESS VALUE ACQUISITION CORP. IV	11/21/2022	34964K108	FVIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal — To amend the Company’s Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from March 18, 2023 to the later of (x) November 22, 2022 or (y) the date of the effectiveness of the Second Amended and Restated Certificate of Incorporation (the “Amended Termination Date”) (the “Charter Amendment Proposal”).
Issuer
For	For
2. The Trust Amendment Proposal – To amend the Investment Management Trust Agreement, dated March 15, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Company’s initial public offering to the Amended Termination Date (the “Trust Amendment Proposal”).
Issuer
For	For
3.The Adjournment Proposal – To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of Class A common stock, par value $0.0001 per share, and Class F common stock, par value$0.0001 per share, to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company’s board of directors determines before the Special Meeting that it is not necessary or no longer desirable to proceed with the Charter Amendment Proposal and/or the Trust Amendment Proposal
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PWP FORWARD ACQUISITION CORP. I	11/27/2022	74709Q101	FRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The First Amendment Proposal - To approve the adoption of an amendment (the "First Amendment") to the Company's Amended and Restated Certificate of Incorporation (the "Charter") as set forth in paragraphs four, six and nine of Annex A of the accompanying proxy statement to change the date (which we refer to as the "Original Termination Date") by which the Company must either (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
2. The Second Amendment Proposal - To approve the adoption of an amendment (the "Second Amendment") to the Charter as set forth in paragraphs five, seven, eight and ten of Annex A of the accompanying proxy statement to eliminate from the Charter the limitation that the Company may not redeem Public Shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51- 1(g)(1) of the Securities Exchange Act of 1934 (the "Exchange ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To approve the adjournment of the Special Meeting from time to time to solicit additional proxies in favor of the Amendment Proposals or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
HIGH INCOME SECURITIES FUND	11/29/2022	42968F108	PCF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Trustee: Phillip Goldstein	Issuer
For	For	1b. Election of Trustee: Andrew Dakos	Issuer
For	For	1c. Election of Trustee: Rajeev Das	Issuer
For	For	1d. Election of Trustee: Richard Dayan	Issuer
For	For	1e. Election of Trustee: Gerald Hellerman	Issuer
For	For	1f. Election of Trustee: Ben H. Harris	Issuer
For	For	1g. Election of Trustee: Mortiz Sell	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DTRT HEALTH ACQUISITION CORP.	11/30/2022	23344T103	DTRT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend (the "Extension Amendment") the Company's Amended and Restated Certificate of Incorporation (our "charter") to extend the date by which the Company must consummate a business combination (the "Extension") from December 7, 2022 (the date which is 15 months from the closing date of the Company's initial public offering of our units (the "IPO")) to March 7, 2023 (the date which is 18 months from the closing date of the IPO) (the "Extended Date").
Issuer
For	For
2.
A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit futher solicitation and vote of proxies in the event that there insufficient votes to approve the Extension Amendment Proposal or if we determine that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DESTRA MULTI-ALTERNATIVE FUND	12/7/2022	25065A502	DMA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Class I Trustee: John S. Emrich - Class I	Issuer
Mirror Vote	For	1.2 Election of Class I Trustee: Michael S. Erickson - Class I	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LARKSPUR HEALTH ACQUISITION CORP.	12/7/2022	51724W206	LSPRU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal — To consider and vote upon a proposal to approve the adoption of the Business Combination Agreement, dated as of July 20, 2022 (the “Business Combination Agreement”), as amended from time to time, by and among Larkspur, Larkspur Merger Sub Inc. (“Merger Sub”), the Security Representative named therein and ZyVersa Therapeutics, Inc. (“ZyVersa”), pursuant to which Merger Sub will merge with and into ZyVersa (the “Acquisition Merger” and, together with all other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with ZyVersa surviving the Acquisition Merger as a wholly owned subsidiary of the Company (we refer to this proposal as the “Business Combination Proposal”);
Issuer
For	For
2A. The Charter Proposal - To change the Company’s name to “ZyVersa Therapeutics, Inc.”, change the Company’s purpose to “any lawful act or activity for which a corporation may be organized under the General Corporation Law of the State of Delaware”, remove the provisions related to the Company’s status as a blank check company, and provide that, subject to the rights of any series of the Combined Entity’s (as the Company will be referred to as the “Combined Entity” after the Business Combination) preferred stock, no action will be taken by any holders of shares of the Combined Entity’s common stock, except at an annual or special meeting of stockholders called in accordance with the bylaws, and no action will be taken by the stockholders by written consent;
Issuer
For	For
2B. The Charter Proposal - to provide that any amendment to the bylaws will require the approval of either the Combined Entity's board of directors or the holders of at least 66 2/3 % of the voting power of the Combined Entity's then outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
Issuer
For	For
2C. The Charter Proposal - to provide that any amendment to certain provisions of the Proposed Charter will require the approval of the holders of at least 66 2/3 % of the voting power of the Combined Entity's then-outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
Issuer
For	For
2D. The Charter Proposal - to provide that the holders of 33 1/3 % of the voting power of the stock issued and outstanding and entitled to vote at a meeting, present in person, or by remote communications, if applicable, or represented by proxy, constitute a quorum for the transaction of business at all meetings of the stockholders.
Issuer
For	For
3A. The Governance Proposal - to authorize capital stock of 111,000,000 shares, consisting of (a) 110,000,000 shares of common stock and (b) 1,000,000 shares of preferred stock, issuable as consideration for the Business Combination and the other transactions contemplated in this proxy statement/prospectus, and for any proper corporate purpose, including future acquisitions, capital raising transactions consisting of equity or convertible debt, stock dividends or issuances under current and any future stock incentive plans.
Issuer
For	For
3B. The Governance Proposal - to provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, another state or federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims, subject to the jurisdiction of federal district courts over certain claims or suits and Section 22 of the Securities Act of 1933.
Issuer
For	For	3C. The Governance Proposal - to eliminate certain provisions related to the Company's status as a blank check company.	Issuer
For	For
4. The Omnibus Incentive Plan Proposal - to consider and vote upon a proposal to approve 2022 Omnibus Incentive Plan (the "Omnibus Incentive Plan"), a copy of which is attached to this proxy statement/prospectus as Annex E (we refer to this proposal as the "Omnibus Incentive Plan Proposal").
Issuer
For	For
5. The Nasdaq Proposal — To consider and vote upon a proposal to approve, assuming the Business Combination Proposal and the Charter Proposals are approved and adopted, for the purposes of complying with the applicable listing rules of the Nasdaq Capital Market (“Nasdaq”), (a) the issuance of shares of common stock in connection with the Acquisition Merger, and (b) the issuance of shares of preferred stock pursuant to the subscription agreement governing the private placement (“PIPE”) transaction to be consummated in connection with the Business Combination (the “PIPE Subscription Agreement”), a copy of which is attached to this proxy statement/prospectus as Annex F and (c) the issuance of shares of preferred stock and the underlying shares of common stock upon any conversion thereof as payment for certain advisory services (we refer to this proposal as the “Nasdaq Proposal”) and together with the Business Combination Proposal, the Charter Proposals, and the Omnibus Incentive Plan Proposal, the “Condition Precedent Proposals”);
Issuer
For	For
6. The Adjournment Proposal — To consider and vote upon a proposal to approve under Delaware General Corporation Law (the “DGCL”) the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the Condition Precedent Proposals would not be duly approved and adopted by our stockholders or we determine that one or more of the Closing conditions under the Business Combination Agreement is not satisfied or waived (we refer to this proposal as the “Adjournment Proposal”).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Z-WORK ACQUISITION CORP.	12/8/2022	98880C102	ZWRK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal - To amend the Company's Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more ...(due to space limits, see proxy material for full proposal). More Details
Issuer
For	For
2. The Trust Amendment Proposal - To amend the Investment Management Trust Agreement, dated January 28, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Company's initial public ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of Class A common stock, par value $0.0001 per share, and Class B Common Stock, par value $0.0001 per share, to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company's ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ARBOR RAPHA CAPITAL BIOHOLDINGS CORP. I	12/8/2022	03881F112	ARCKW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For
1. The Extension Proposal - a proposal to amend the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") pursuant to an amendment to the Certificate of Incorporation (as set forth in the "first" and "second" sections of Annex A of the accompanying proxy statement).
Issuer
Mirror	For
2. The Redemption Limitation Amendment Proposal - a proposal to amend the Certificate of Incorporation pursuant to an amendment to the Certificate of Incorporation (as set forth in the "third", "fourth", "fifth" and "sixth" sections of Annex A of the accompanying proxy statement).
Issuer
Mirror	For
3. The Adjournment Proposal - A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal (the "Adjournment Proposal"), which may be presented at the Special Meeting if, based on the tabulated votes, there are not sufficient votes at the time of the Special Meeting to approve the Extension Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
KKR ACQUISITION HOLDINGS I CORP	12/12/2022	48253T109	KAHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1A. Extension Proposal: A proposal to amend the Company's amended and restated certificate of incorporation (the "charter") to extend the date by which the Company has to consummate a business combination for an additional nine (9) months, from March 19, 2023 to December 19, 2023 (such period, the "Extension Period").
Issuer
For	For	1B. Elective Early Wind-Up Proposal: A proposal to amend the Company's charter to permit our board of directors (the "Board") to elect to wind up our operations prior to December 19, 2023.	Issuer
For	For
2. Trust Amendment Proposal: A proposal to amend the Company's investment management trust agreement, dated as of March 19, 2021, by and between the Company and Continental Stock Transfer & Trust Company, to extend the date by which the Company has to consummate a business combination from March 19, 2023 to December 19, 2023, or such earlier date as determined by our Board.
Issuer
For	For
3. Adjournment Proposal: A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Extension Proposal, the Elective Early Wind-Up Proposal and the Trust Amendment Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MEXICO EQUITY AND INCOME FUND, INC.-COM	12/14/2022	592834105	MXE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1a. To elect the below-named nominee as Class III Director to hold office for the time period relating to such nominee's class and until his successor has been duly elected and qualified: Glenn Goodstein
Issuer
For	For
1b. To elect the below-named nominee as Class III Director to hold office for the time period relating to such nominee's class and until his successor has been duly elected and qualified: Gerald Hellerman
Issuer
For	For
2. To amend the Fund's fundamental investment restriction related to borrowing or issuing senior securities to allow borrowing and issuing as permitted by the Investment Company Act of 1940 (the "1940 Act"), or any rule or order thereunder.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LONGVIEW ACQUISITION CORP II	12/14/2022	54319Q105 (U-204;WS-113)	LGV/U/WS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination from March 23, 2023 to September 23, 2023 or such earlier date determined by the Company's board of directors (the "Board') and publicly announced by the Company.
Issuer
For	For
2. Trust Amendment Proposal: Amend the Company's Investment Trust Management Agreement, dated March 18, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("ContinentaI") to change the date that Continental must commence liquidation of the trust account to the earliest of (i) the Company's completion of an initial business combination, (ii) September 23, 2023, and (iii) such earlier date determined by the Board.
Issuer
For	For
3. Adjournment Proposal: Adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board determines before the Stockholder Meeting that it is not necessary or no longer desirable to proceed with Proposal 1 and/or Proposal 2, or if otherwise determined by the chairperson of the Stockholder Meeting to be necessary or appropriate.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VILLAGE SUPER MARKET, INC.	12/15/2022	927107409	VLGEA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Vote Board of Directors:                                                                  Election of Director: Robert Sumas
Election of Director: William Sumas
Election of Director: John P. Sumas
Election of Director: Nicholas Sumas
Election of Director: John J. Sumas
Election of Director: Kevin Begley
Election of Director: Steven Crystal
Election of Director: Stephen F. Rooney
Election of Director: Perry J. Blatt
Election of Director: Prasad Pola
Issuer
For	For	2. Ratification of KPMG LLP as the independent registered public accounting firm for fiscal 2023	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
JAPAN SMALLER CAPITALIZATION FD COMMON	12/15/2022	47109U104	JOF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Director to serve for a term of one year: Rodney A. Buck	Issuer
Mirror Vote	For	1.2 Election of Director to serve for a term of one year: David B. Chemidlin	Issuer
Mirror Vote	For	1.3 Election of Director to serve for a term of one year: Marcia L. MacHarg	Issuer
Mirror Vote	For	1.4 Election of Director to serve for a term of one year: Yuichi Nomoto	Issuer
Mirror Vote	For	1.5 Election of Director to serve for a term of one year: Paige P. Ouimet	Issuer
Mirror Vote	For
2. Compensation of Manager: To approve a change to the compensation structure of the Fund so that at the Fund's current asset level (and at asset levels below $325 million) the Fund will pay a lower management fee, although if the Fund's asset level goes above $325 million the Fund would pay a higher management fee
Issuer
Mirror Vote	Against	3. Shareholder Proposal: To consider and vote upon a shareholder proposal to establish a special committee to investigate suitable alternatives to replace the Fund's current investment manager	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
B. RILEY PRINCIPAL 250 MERGER CORP.	12/16/2022	05602l104	BRIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Class I Director to serve until the annual meeting: Samuel McBride	Issuer
For	For	1b. Election of Class I Director to serve until the annual meeting: Timothy Presutti	Issuer
For	For	2. To ratify the appointment of Marcum LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CORNER GROWTH ACQUISITION CORP.	12/16/2022	G2425N105	COOL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Proposal - Amend the Company's amended and restated memorandum and articles of association to (i) extend the date that the Company has to consummate a business combination from December 21, 2022 to June 21, 2023 (the "Extended Date"), or such earlier time that shall be determined by the Directors in their sole discretion, pursuant to the following resolution: "RESOLVED, as a special resolution, that: i) Article 49.7 of the Articles of Association of the Company be deleted in its ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. Trust Amendment Proposal - Amend the Company's Investment Trust Management Agreement, dated as of December 16, 2020 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental") to change the date that Continental must commence liquidation of the trust account to the earliest of (i) the Company s completion of an initial business combination, (ii) June 21, 2023, and (iii) such ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. Adjournment Proposal - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 and/or 2 pursuant to the following resolution: RESOLVED, as an ordinary resolution, that, in the event that, based on the tabulated votes, there are not sufficient votes at the time of the Extraordinary General ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GRAF ACQUISITION CORP. IV	12/21/2022	384272100	GFOR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: A proposal to amend the Company's amended and restated certificate of incorporation (the "Charter"), in the form set forth in Annex A to the accompanying Proxy Statement, to extend the date by which the Company must consummate a Business Combination (as defined below) from May 25, 2023 to September 29, 2023 (the "Extension", and such later date, the "Extended Date") (the "Extension Amendment Proposal").
Issuer
For	For
2. Non-Sponsor CFO Compensation Proposal: A proposal to approve the payment by the Company, directly or indirectly, of $16,667.00 per month base cash compensation, to the Company's Chief Financial Officer ("CFO"), who is not a member of the Sponsor (as defined below), plus any related taxes (including, without limitation, Medicare and social security), governmental payments and health care benefits, for services rendered to the Company as an employee, contractor or otherwise from May 6, 2022.
Issuer
For	For
3. Health Care Benefits Proposal: A proposal to approve the payment by the Company, directly or indirectly, of up to $6,000.00 per month in aggregate for health care benefits to be provided to three of the Company's executive officers, the Chief Executive Officer, the Executive Vice President, General Counsel and Secretary and the Executive Vice President, Strategy, from the date of approval of this proposal through the Company's closing of a Business Combination (the "Health Care Benefits Proposal").
Issuer
For	For
4. Adjournment Proposal: A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the Extension Amendment Proposal, the Non-Sponsor CFO Compensation Proposal or the Health Care Benefits Proposal, or to provide additional time to effectuate the Extension (the "Adjournment Proposal").

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LANDCADIA HOLDINGS IV, INC.	12/21/2022	51477A104	LCA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend (the "Extension Amendment") the Company's Second Amended and Restated Certificate of Incorporation (our "charter") to extend the date by which the Company must consummate a business combination (the "Extension") from March 29, 2023 (the date which is 24 months from the closing date of the Company's initial public offering of our units (the "IPO")) to September 29, 2023 (the date which is 30 months from the closing date of the IPO (such date, the "Extended Date").
Issuer
For	For
2. To elect Scott Kelly as Class I director of the Company's board of directors, until the third annual meeting of the Company held after the special meeting or until his successor is appointed and qualified.
Issuer
For	For
3. A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve Proposal 1 or Proposal 2 or if the Company determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GX Acquistion Corp. II	12/28/2022	36260F105	GXII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025 or until a successor is elected and qualified or his earlier resignation or removal: Hillel Weinberger
Issuer
For	For
2. Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's board of directors to serve as the Company's independent registered public accounting firm for the year ending December 31, 20
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LEO HOLDINGS CORP II	1/9/2023	G5463R102	LHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution that: Article 49.4(a) of Leo's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.4 (a): "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 12 April 2023 (or 12 October 2023, if applicable under the provisions of this Article 49.4(a)) and (ii) such later date as may be ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Adjournment Proposal-RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share (the "Public Shares") and Class B ordinary shares, par value $0.0001 per share in the capital of Leo represented (either in person or by proxy) to ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Jack Creek Investment Corp.	1/10/2023	G4989X115	JCIC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve, by ordinary resolution, the Business Combination described in the accompanying proxy statement/prospectus, including (a) adopting the Agreement and Plan of Merger dated effective as of August 3, 2022 (the “Merger Agreement”) by and among JCIC, Wildfire New PubCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of JCIC (“New Bridger”), Wildfire Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of New Bridger (“Wildfire Merger Sub I”), Wildfire Merger Sub II, Inc., a Delaware corporation and direct, wholly owned subsidiary of New Bridger (“Wildfire Merger Sub II”), Wildfire Merger Sub III, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of New Bridger (“Wildfire Merger Sub III”), Wildfire GP Sub IV, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of New Bridger (“Wildfire GP Sub IV”), BTOF (Grannus Feeder) – NQ L.P., a Delaware limited partnership (“Blocker”), and Bridger Aerospace Group Holdings, LLC, a Delaware limited liability company (“Bridger”), and the transactions contemplated by the Merger Agreement (the “Transactions”), pursuant to which, subject to the terms and conditions set forth therein, at the closing of the Transactions, among other things, (i) Wildfire Merger Sub I will merge with and into Blocker, and Wildfire GP Sub IV will become general partner of the surviving entity (the “First Merger”), with Blocker as the surviving entity of the First Merger, (ii) Wildfire Merger Sub II will merge with and into JCIC (the “Second Merger”), with JCIC as the surviving company of the Second Merger and (iii) Wildfire Merger Sub III will merge with and into Bridger (the “Third Merger” and together with First Merger and Second Merger, the “Mergers”), with Bridger as the surviving company of the Third Merger; following the Mergers, each of Blocker, Purchaser, and the Company shall be a subsidiary of New Bridger, (b) approving the Plan of Merger (as defined in the Merger Agreement) and (c) approving the Transactions and related agreements described in the accompanying proxy statement/prospectus. A copy of the Merger Agreement is attached to the proxy statement/prospectus as Annex A.
Issuer
For	For
2. The Merger Proposal - To approve, by special resolution, that (1) JCIC be authorized to merge with Wildfire Merger Sub II (the “Second Merger”) so that JCIC be the surviving company (in accordance with the terms and subject to the conditions of the Merger Agreement and Plan of Merger relating to the Second Merger) and all the undertaking, property and liabilities of Wildfire Merger Sub II shall vest in JCIC by virtue of the Second Merger pursuant to the provisions of the Companies Act (as amended) of the Cayman Islands (the “Companies Act”); (2) the Merger Agreement and Plan of Merger in the form annexed hereto and approved by resolution of the Directors of JCIC on August 1, 2022 and December 11, 2022, respectively, and submitted to the members of JCIC for their approval (the “Plan of Merger”), be approved, ratified and confirmed in all respects; (3) JCIC be authorized to enter into the Plan of Merger; (4) there being no holders of any outstanding security interest granted by JCIC immediately prior to the Effective Date (as defined in the Plan of Merger), the Plan of Merger be executed by any one director on behalf of JCIC and any director or delegate or agent thereof be authorized to submit the Plan of Merger, together with any supporting documentation, for registration to the Registrar of Companies of the Cayman Islands; (5) as at the Effective Date (as defined in the Plan of Merger), the Memorandum and Articles of Association of JCIC will be in the form attached to the Plan of Merger; and (6) all actions taken and any documents or agreements executed, signed or delivered prior to or after the date of these resolutions by any Director or officer of JCIC in connection with the transactions contemplated by these resolutions be approved, ratified and confirmed in all respects.
Issuer
For	For
3. The Share Capital Proposal - To approve, by ordinary resolution, the alteration of the authorized share capital of JCIC from US$55,100 divided into 500,000,000 Class A ordinary shares of a par value of US$0.0001 each, 50,000,000 Class B Ordinary shares of a par value of US$0.0001 each and 1,000,000 preference shares of a par value of US$0.0001 each to US$50,000 shares with a par value of $1.00 each.
Issuer
For	For
4. The Organizational Documents Proposal - To approve and adopt, by special resolution, that the Cayman Constitutional Documents currently in effect be amended and restated by the deletion in their entirety and the substitution in their place of the proposed amendment and restatement of JCIC's Amended and Restated Memorandum and Articles of Association (a copy of which is attached to the proxy statement/prospectus as Annex E) and that the name of JCIC be changed from Jack Creek Investment Corp. to Bridger Merger Corp.
Issuer
For	For
5. The Non-Binding Governance Proposals - To approve, by ordinary resolution and on a non-binding advisory basis, certain material differences between JCIC’s Amended and Restated Memorandum and Articles of Association (as it may be amended from time to time, the “Cayman Constitutional Documents”) and the proposed amended and restated certificate of incorporation of New Bridger (the “New Bridger Certificate of Incorporation”), presented separately in accordance with the United States Securities and Exchange Commission requirements. A copy of the Cayman Constitutional Documents is attached to the proxy statement/prospectus as Annex E. A copy of the New Bridger Certificate of Incorporation is attached to the proxy statement/prospectus as Annex G.
Issuer
For	For
5A. Change the Authorized Capital Stock - To approve and adopt provisions in the New Bridger Certificate of Incorporation to authorize 1,000,000,000 shares of New Bridger common stock and 10,000,000 shares of New Bridger preferred stock, par value $0.0001 per share, compared to the currently authorized capital stock of JCIC of 500,000,000 JCIC Class A ordinary shares, 50,000,000 JCIC Class B ordinary shares and 1,000,000 preference shares, par value $0.0001 per share.
Issuer
For	For
5B. Change the Stockholder Vote Required to Amend the Bylaws - To approve and adopt provisions in the proposed bylaws of New Bridger (the "Proposed Bylaws") to require the affirmative vote of holders of at least 66 2/3%of the voting power of all then- outstanding New Bridger capital stock entitled to vote generally in the election of directors, voting together as a single class, to adopt, amend, alter or repeal the Proposed Bylaws.
Issuer
For	For
5C. No Right to Call Special Meetings - To approve and adopt provisions in the Proposed Bylaws to stipulate that, unless required by law, special meetings of stockholders may only be called by (i) the board of New Bridger (the "New Bridger Board"), (ii) the Chairperson of the New Bridger Board, or (iii) New Bridger's Chief Executive Officer.
Issuer
For	For
5D. Action by Written Consent of the Stockholders - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that any action required or permitted to be taken by the New Bridger stockholders may be effected at a duly called annual or special meeting of such stockholders, and may not be taken by written consent.
Issuer
For	For
5E. Appointment and Removal of Directors - To approve and adopt provisions in the Proposed Bylaws such that (i) subject to the rights of the holders of any series of preferred stock of New Bridger to elect directors under specified circumstances, election of directors at all meetings of the stockholders at which directors are to be elected shall be by a plurality of the votes cast at any meeting for the election of directors at which a quorum is present and (ii) subject to the rights of holders of any series of preferred stock with respect to the election of directors and to the rights of the BTO stockholders with respect to the removal of any BTO stockholder designee director, a director may be removed from office by the stockholders of New Bridger only for cause and only by the affirmative vote of the holders of at least a majority of the voting power of all then outstanding shares of capital stock of New Bridger entitled to vote generally in the election of directors, voting together as a single class.
Issuer
For	For
5F. Delaware as Exclusive Forum - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that, unless a majority of the New Bridger Board consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware (or, if the Court of Chancery does not have jurisdiction, another state court located within the State of Delaware or, if no court located within the State of Delaware has jurisdiction, the federal district court for the District of Delaware), to the fullest extent permitted by law, will be the sole and exclusive forum for the types of actions or proceedings under Delaware statutory or common law for the actions described in the proxy statement/prospectus.
Issuer
For	For
5G. Business Combinations - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide a consent right to holders of New Bridger Series A preferred stock with respect to mergers, consolidations, sales of all or substantially all of the assets of New Bridger, subject to certain exceptions.
Issuer
For	For
5H. Limitation of Ownership by Non-Citizen - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that in no event will a Non-Citizen, as defined in the New Bridger Certificate of Incorporation, be entitled to own (beneficially or of record) and/or control more than the Voting Limiting Percentage or the Outstanding Share Limitation Percentage, as defined in the New Bridger Certificate of Incorporation.
Issuer
For	For
6. The Incentive Plan Proposal - To approve and assume the Bridger Aerospace Group Holdings, Inc. 2022 Omnibus Incentive Plan and any grants or awards issued thereunder (the "Omnibus Incentive Plan"). A copy of the Omnibus Incentive Plan is attached to the proxy statement/prospectus as Annex I.
Issuer
For	For
7. The ESPP Proposal - To approve, by ordinary resolution, the Bridger Aerospace Group Holdings, Inc. 2022 Employee Stock Purchase Plan (the "ESPP"). A copy of the ESPP is attached to the proxy statement/prospectus as Annex J.
Issuer
For	For
8. The Adjournment Proposal - To adjourn, by ordinary resolution, the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient shares represented to constitute a quorum necessary to conduct business at the extraordinary general meeting or for the approval of one or more proposals at the extraordinary general meeting or to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to JCIC shareholders.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BLOCKCHAIN COINVESTORS ACQ. CORP. I	1/18/2023	G11765107	BCSA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal - As a special resolution, to amend ("Extension Amendment") BCSA's Amended and Restated Memorandum & Articles of Association ("Governing Documents") to extend the date by which BCSA must consummate a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination from 5/15/2023 (the date which is 18 months from the closing date of BCSA's initial public offering of units) to 11/15/2023 in the form set forth in Annex A to the accompanying proxy statement.
Issuer
For	For
2. Adjournment Proposal - As an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or if BCSA determines that additional time is necessary to effectuate the Extension or (y) if the board of directors determines before the Extraordinary General Meeting that it is not necessary or desirable to proceed.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ARES ACQUISITION CORPORATION	1/24/2023	G33032106	AAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal - To amend, by way of special resolution, AAC's amended and restated memorandum and articles of association (the "Memorandum and Articles of Association") pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to: (i) extend the date by which AAC has to consummate a business combination (the "Charter Extension") from February 4, 2023 to August 4, 2023 (the "Charter Extension Date"), or such earlier date as determined by ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. Redemption Limitation Amendment Proposal - To amend, by way of special resolution, the Memorandum and Articles of Association pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to delete: (i) the limitation on share repurchases prior to the consummation of a business combination that would cause AAC's net tangible assets to be less than $5,000,001 following such repurchases; (ii) the limitation that AAC shall not consummate a business combination ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. Adjournment Proposal - To adjourn the Shareholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of AAC represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MURPHY CANYON ACQUISITION CORP	1/25/2023	626642102-626642110	MURF-MURFW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION ON A MONTH-TO-MONTH BASIS UP TO TWELVE (12) TIMES, EACH SUCH EXTENSION FOR AN ADDITIONAL ONE (1) MONTH PERIOD, FROM FEBRUARY 7, 2023, UNTIL FEBRUARY 7, 2024.
Issuer
For	For
2.APPROVAL OF AN AMENDMENT TO THE COMPANY'S INVESTMENT MANAGEMENT TRUST AGREEMENT, DATED AS OF FEBRUARY 2, 2022, TO ALLOW THE COMPANY TO EXTEND THE EXTENDED TERMINATION DATE FROM FEBRUARY 7, 2023, UP TO TWELVE (12) TIMES, EACH SUCH EXTENSION FOR AN ADDITIONAL ONE (1) MONTH PERIOD, UNTIL FEBRUARY 7, 2024, BY DEPOSITING INTO THE TRUST ACCOUNT ONE-THIRD OF 1% OF THE FUNDS REMAINING IN THE TRUST ACCOUNT FOLLOWING REDEMPTIONS MADE IN CONNECTION WITH APPROVAL OF THE EXTENSION AMENDMENT.
Issuer
For	For
3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EXPAND THE METHODS THAT THE COMPANY MAY EMPLOY TO NOT BECOME SUBJECT TO THE "PENNY STOCK" RULES OF THE SECURITIES AND EXCHANGE COMMISSION.
Issuer
For	For
4.APPROVAL TO DIRECT THE CHAIRPERSON OF THE SPECIAL MEETING TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED UPON THE TABULATED VOTE AT THE TIME OF THE MEETING, THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSALS 1 AND 3.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified Real Estate Trust	1/30/2023	65340G304	NXDT/PA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. To consider and vote upon a Long Term Incentive Plan for the Company's trustees, officers and key employees.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified Real Estate Trust	1/30/2023	65340G205	NXDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. To consider and vote upon a Long Term Incentive Plan for the Company's trustees, officers and key employees.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TAILWIND INTERNATIONAL ACQUISITION CORP.	2/20/2023	G8662F101	TWNI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution that: a) Article 49.7 of Tailwind's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.7: "In the event that the Company does not consummate a Business Combination upon the date which is the later of (A) 23 August 2023 and (B) such later date as may be approved by the Members in accordance with the Articles (in any case, such date being ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - RESOLVED, as a special resolution that: a) Article 49.2(b) of Tailwind's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.2(b): "provide Members with the opportunity to have their Shares repurchased by means of a tender offer for a per-Share repurchase price payable in cash, equal to the aggregate amount then on deposit in the Trust Account, ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share (the "Public Shares"), and Class B ordinary shares, par value $0.0001 per share, in the capital of Tailwind represented (either in person or by proxy) ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FUSION ACQUISITION CORP. II	2/28/2023	36118N102	FSNB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend (the "Extension Amendment") Fusion Acquisition Corp. II's (the "Company," "we,"or "our") Second Amended and Restated Certificate of Incorporation (our "charter") to (i) extend the date by which the Company must consummate a business combination (the "Extension") from March 2, 2023 (the date which is 24 months from the closing date of the Company's initial public offering (the "IPO") of our units (the "units") (such date, the "Current Outside Date")) to September 2, 2023 (the date which ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. To amend (the “Founder Share Amendment” and, together with the Extension Amendment, the “Charter Amendments”) our charter to provide holders of Class B common stock, par value $0.0001 per share, of the Company (“founder shares” or “Class B common stock”) the right to convert any and all their Class B Common Stock into Class A common stock, par value $0.0001 per share, of the Company (“Class A common stock” or “public shares,” and, together with the Class A common stock, the “common stock”), on a one-for-one basis prior to the closing of a business combination (as defined below) at the election of the holder (the “Founder Share Amendment Proposal” and, together with the Extension Amendment Proposal, the “Charter Amendment Proposals”); and
Issuer
For	For
3. To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve, or otherwise in connection with, the other proposals or if we determine that additional time is necessary to effectuate the Extension (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TWIN RIDGE CAPITAL ACQUISITION CORP.	3/6/2023	G9151L104	TRCA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution that: 1a. Article 49.7 of Twin Ridge's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.7: "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 8 June 2023 (or 8 March 2024, if applicable under the provisions of this Article 49.7) and (ii) such later date as may be approved by the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value US$0.0001 per share (the "Public Shares") and Class B ordinary shares, par value US$0.0001 per share in the capital of Twin Ridge represented (either in person or by ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FORUM MERGER IV CORPORATION	3/6/2023	349875104	FMIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - amend (the "Extension Amendment") the Company's amended and restated certificate of incorporation (the "charter") to extend the date (the "completion window", and any extensions of that date pursuant to the Extension Amendment Proposal, an "Extension") by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a "business ...(due to space limits, see proxy material for full proposal).
Issuer
For	For	2. Vote Board of Directors: Election of Director: Neil Goldberg Election of Director: Richard Katzman Election of Director: Steven Berns	Issuer
For	For
3. The Founder Share Amendment Proposal - amend (the "Founder Share Amendment") the charter to provide holders of Class B common stock, par value $0.0001 per share of the Company ("founder shares" or "Class B Common Stock" and, collectively with the Class A Common Stock, the "common stock") the right to convert any and all their Class B Common Stock into Class A common stock, par value $0.0001 per share of the Company ("Class A Common Stock") on a one-for-one basis prior to the closing of a ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. The Redemption Limitation Amendment Proposal - amend (the "Redemption Limitation Amendment") the charter to delete the limitation that the Company shall not redeem public shares that would cause the Company's net tangible assets to be less than $5,000,001 following such redemptions (we refer to this proposal as the "Redemption Limitation Amendment Proposal").
Issuer
For	For
5. The Liquidation Amendment Proposal - amend (the "Liquidation Amendment") the charter to permit the Board, in its sole discretion, to elect to wind up the Company's operations on an earlier date than the Extended Date (including prior to the Current Outside Date or an Additional Charter Extension Date, as applicable) as determined by our Board and included in a public announcement (we refer to this proposal as the "Liquidation Amendment Proposal").
Issuer
For	For
6. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal, the Founder Share Amendment Proposal, the Redemption Limitation Amendment Proposal and the Liquidation Amendment Proposal (we refer to this proposal as the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VECTOR ACQUISITION CORP. II	3/8/2023	G9460A104	VAQC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.Extension Amendment Proposal - Amend the Company's Articles to extend the date that the Company has to consummate a business combination from March 12, 2023 to March 12, 2024 or such earlier date as is determined by the board of Directors to be in the best interests of the Company pursuant to the following resolution: FIRST, RESOLVED, as a special resolution THAT, effective immediately, the Articles of the Company be amended by: (a) amending Article 170(a) by deleting the following ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2.Redemption Limitation Amendment Proposal - Amend the Company's Articles to eliminate the limitation that the Company shall not redeem Class A ordinary shares sold in the IPO to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001 pursuant to the following resolution: SECOND, RESOLVED, as a special resolution THAT, effective immediately, the Articles of the Company be amended by: (a) amending Article 164(b) by deleting the words: ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. Trust Amendment Proposal - Amend the Investment Management Trust Agreement, dated March 9, 2021, by and between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed its initial business combination from March 12, 2023 to March 12, 2024 or such earlier date as is determined by our Board to be in the ...(due to space limits, see proxy material for full proposal).
Issuer
For
4. Director Proposal - Re-appoint David Kennedy as a Class I director, to serve until the 2026 annual general meeting and until his successor is appointed and qualified, pursuant to the following resolution: "RESOLVED, as an ordinary resolution of the holders of Class B ordinary shares of the Company THAT David Kennedy be re-appointed as a Class I director of the Company, to hold office until the 2026 annual general meeting in accordance with the amended and restated memorandum and articles of association of the Company."
Issuer
For	For
5.Adjournment Proposal - Adjourn the Annual General Meeting to a later date or dates, or indefinitely, if necessary or convenient, pursuant to the following resolution: "RESOLVED, as an ordinary resolution, that the adjournment of the Annual General Meeting to a later date or dates to be determined by the chairman of the Annual General Meeting, or indefinitely, if necessary or convenient, to permit further solicitation and vote of proxies be confirmed, ratified and approved in all respects."
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CHURCHILL CAPITAL CORP V	3/13/2023	17144T107	CCV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp V ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
INVESTCORP EUROPE ACQUISITION CORP. I	3/14/2023	G4923T105	IVCB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. THE EXTENSION AMENDMENT PROPOSAL - TO APPROVE, AS A SPECIAL RESOLUTION, THE AMENDMENT OF THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION (THE "ARTICLES") TO EXTEND THE DATE BY WHICH THE COMPANY MUST (1) CONSUMMATE A MERGER, SHARE EXCHANGE, ASSET ACQUISITION, SHARE PURCHASE, REORGANIZATION OR SIMILAR BUSINESS COMBINATION WITH ONE OR MORE BUSINESSES OR ENTITIES FROM MARCH 17, 2023 TO DECEMBER 17, 2023.
Issuer
For	For
2. THE EXTENSION AMENDMENT PROPOSAL - TO APPROVE, AS A SPECIAL RESOLUTION, THE AMENDMENT OF THE ARTICLES TO ELIMINATE FROM THE ARTICLES THE LIMITATION THAT THE COMPANY SHALL NOT REDEEM PUBLIC SHARES TO THE EXTENT THAT SUCH REDEMPTION WOULD CAUSE THE COMPANY'S NET TANGIBLE ASSETS TO BE LESS THAN $5,000,001.
Issuer
For	For
3. THE ADJOURNMENT PROPOSAL - TO APPROVE, AS AN ORDINARY RESOLUTION, THE ADJOURNMENT OF THE EXTRAORDINARY GENERAL MEETING TO A LATER DATE OR DATES OR INDEFINITELY, IF NECESSARY OR CONVENIENT, EITHER (X) TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES FOR, OR OTHERWISE IN CONNECTION WITH, THE APPROVAL OF ANY OF THE FOREGOING PROPOSALS OR (Y)IF OUR BOARD DETERMINES BEFORE THE EXTRAORDINARY GENERAL MEETING THAT IT IS NOT NECESSARY OR NO LONGER DESIRABLE TO PROCEED WITH THE OTHER PROPOSALS.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CENTRAL SECURITIES CORPORATION	3/14/2023	155123102	CET
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:
Election of Director: L. Price Blackford
Election of Director: Simms C. Browning
Election of Director: Donald G. Calder
Election of Director: David C. Colander
Election of Director: John C. Hill
Election of Director: Jay R. Inglis
Election of Director: Wilmot H. Kidd
Election of Director: Wilmot H. Kidd IV
Election of Director: David M. Poppe
Issuer
Mirror	For	2. Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GX ACQUISITION CORP. II	3/20/2023	36260F105	GXII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional three months, from March 22, 2023 (the "Current Termination Date") to June 22, 2023 (the "Extended Termination Date") ("Proposal 1").
Issuer
For	For
2. Adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIRST TR DYNAMIC EUROPE EQUITY INC FD	4/3/2023	33740D107	FDEU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote	For	1.1 Election of Class I Trustee for a three year term: Denise M. Keefe	Issuer
No Vote	For	1.2 Election of Class I Trustee for a three year term: Robert F. Keith	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIRST TR DYNAMIC EUROPE EQUITY INC FD	4/3/2023	33740D107	FDEU
Vote	Non-Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1a. ELECTION OF TRUSTEE: PAUL POOLE	Shareholder
For	For	1b. ELECTION OF TRUSTEE: JAKE PAMPINELLA	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
C5 ACQUISITION CORPORATION	4/6/2023	12530D105	CXAC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of C5 Acquisition Corporation ("C5") to extend the date by which C5 has to consummate a business combination from April 11, 2023 to December 31, 2023, or such earlier date as the Board may determine.
Shareholder
For	For
2. The Adjournment Proposal - To adjourn the special meeting of C5 stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if C5 determines that additional time is necessary to effectuate the Extension.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BLACKSTONE STRATEGIC CREDIT FUND	4/19/2023	09257R101	BGB
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	3.1 Election of Trustee: Jane Siebels	Shareholder
Mirror	For	3.2 Election of Trustee: Daniel H. Smith, Jr.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ADAMS DIVERSIFIED EQUITY FUND, INC.	4/20/2023	006212104	ADX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:                                                         Election of Director: Kenneth J. Dale
Election of Director: Frederic A. Escherich
Election of Director: James P. Haynie
Election of Director: Mary C. Jammet
Election of Director: Lauriann C. Kloppenburg
Election of Director: Jane Musser Nelson
Election of Director: Mark E. Stoeckle
Issuer
Mirror	For	2. Ratification of the selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CACTUS ACQUISITION CORP. 1 LTD.	4/20/2023	G1745A108	CCTS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Articles Extension Proposal: To approve, by way of special resolution, an amendment to the Company's amended & restated memorandum and articles of association in the form set forth in Annex A of accompanying proxy statement, to extend date by which the Company would be permitted to consummate an initial business combination from 05/02/2023 to 11/02/2023, as well as to permit the Board, in its sole discretion, to elect to wind up the Company's operations on an earlier date, pursuant set forth in Proposal No. 1 of the accompanying proxy statement.
Issuer
For
2. Trust Extension Proposal: A proposal to amend the Company's investment management trust agreement, dated as of November 2, 2021, by and between the Company and Continental Stock Transfer & Trust Company, to extend the date by which the Company would be permitted to consummate a business combination from May 2, 2023 to November 2, 2023, or such earlier date as may be determined by the Board, in its sole discretion, pursuant to the resolution set forth in Proposal No. 2 of the accompanying proxy statement.

For	For
3. Conversion Amendment Proposal: A proposal to approve, by way of special resolution, an amendment to Cactus' Articles to provide for the right of a holder of Class B ordinary shares, par value $0.0001 per share to convert such shares into Class A ordinary shares, par value $0.0001 per share on a one-for-one basis prior to the closing of a business combination at the election of the holder, pursuant to the resolution set forth in Proposal No. 3 of the accompanying proxy statement.
Issuer
For	For
4. Director Election Proposal [HOLDERS OF FOUNDER SHARES ONLY]: To approve, by way of ordinary resolution of the holders of the Class B ordinary shares in the capital of the Company, the reappointment of each of Ofer Gonen, Nachum (Homi) Shamir, Hadar Ron, M.D., David J. Shulkin, M.D., and David Sidransky, M.D. until the second succeeding annual general meeting of the Company to be held in 2025 or until their successors are appointed and qualified pursuant to the resolution set forth in Proposal No. 4 of the accompanying proxy statement.
Issuer
For	For
5. Adjournment Proposal: A proposal to approve, by way of ordinary resolution, the adjournment of the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, Proposal No. 3 or Proposal No. 4, pursuant to the resolution set forth in Proposal No. 5 of the accompanying proxy statement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PYROPHYTE ACQUISITION CORP.	4/23/2023	G7308P101	PHYT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote - Not Required	For
1. The Extension Proposal: as a special resolution, to amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to extend the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (an "initial business combination") from April 29, 2023 (the "Current Outside Date") to April 29, 2024 (the "Extended Date").
Issuer
No Vote - Not Required
2. The Liquidation Amendment Proposal - as a special resolution, to amend (the "Liquidation Amendment") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to permit the Company's board of directors (the "Board"), in its sole discretion, to elect to wind up the Company's operations on an earlier date than the Extended Date as determined by the Board and included in a public announcement (the "Liquidation Amendment Proposal").

No Vote - Not Required	For
3. The Redemption Limitation Amendment Proposal - as a special resolution, to amend (the "Redemption Limitation Amendment") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to eliminate from the Charter the limitation that the Company may not redeem public shares in an amount that would cause the Company's net tangible assets to be less than $5,000,001 in connection with the Company's initial business combination (the "Redemption Limitation Amendment Proposal").
Issuer
No Vote - Not Required	For
4. The Founder Share Amendment Proposal - as a special resolution, to amend (the "Founder Share Amendment") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to amend the Charter to provide for the right of a holder of the Company's Class B ordinary shares, par value $0.0001 per share (the "Class B Ordinary Shares" and, together with the Class A Ordinary Shares, the "Ordinary Shares"), to convert into Class A ordinary shares, par value $0.0001 per share, of the Company.
Issuer
No Vote - Not Required	For
5. The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary or convenient, to (i) permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, the Liquidation Amendment Proposal, the Redemption Limitation Amendment Proposal or the Founder Share Amendment Proposal, or if we otherwise determine that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
THE TAIWAN FUND, INC.	4/25/2023	874036106	TWN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:                                                                                                                                                                                                                                                                                                       Election of Director: William C. Kirby
Election of Director: Anthony S. Clark
Election of Director: Thomas G. Kamp
Election of Director: Warren J. Olsen
Election of Director: Shelley E. Rigger
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GENERAL AMERICAN INVESTORS COMPANY, INC.	4/26/2023	368802104	GAM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:                                                        Election of Director: Mr. Berens
Election of Director: Mr. Davidson
Election of Director: Ms. Del Villar
Election of Director: Mr. Gordan
Election of Director: Ms. Gotbaum
Election of Director: Ms. Lynch
Election of Director: Mr. Priest
Election of Director: Ms. Sachs
Issuer
Mirror	For	2. Ratification of the selection of Ernst & Young LLP as auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEW AMERICA HIGH INCOME FUND-COMMON	4/26/2023	33740D107	HYB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:
Election of Director: Joseph L. Bower
Election of Director: Stuart A. McFarland
Election of Director: Marguerite Piret
Election of Director: Ellen E. Terry
Election of Director: Luis Viceira
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PERSHING SQUARE HOLDINGS LTD	4/26/2023	G7016V101	PSHZF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. TO RECEIVE THE AUDITED ACCOUNTS, THE DIRECTORS REPORT AND THE AUDITORS REPORT FOR THE YEAR ENDED 31 DECEMBER 2022 (A response to this proposal is mandatory)	Issuer
For	For
2. TO RE-APPOINT ERNST AND YOUNG LLP AS AUDITOR (THE AUDITOR) OF THE COMPANY FROM THE CONCLUSION OF THIS AGM UNTIL THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING (A response to this proposal is mandatory)
Issuer
For	For	3. TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITOR (A response to this proposal is mandatory)	Issuer
For	For	4. TO RE-ELECT NICHOLAS BOTTA AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	5. TO RE-ELECT ANNE FARLOW AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	6. TO RE-ELECT BRONWYN CURTIS AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	7. TO RE-ELECT ANDREW HENTON AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	8. TO RE-ELECT TOPE LAWANI AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	9. TO RE-ELECT RUPERT MORLEY AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	10. TO RE-ELECT TRACY PALANDJIAN AS A DIRECTOR OF THE COMPANY (A response to this proposal is mandatory)	Issuer
For	For	11. TO AUTHORISE THE COMPANY TO MAKE MARKET ACQUISITIONS OF ITS PUBLIC SHARES IN ISSUE IN ACCORDANCE WITH THE PROVISIONS STATED IN THE NOTICE OF AGM (A response to this proposal is mandatory)	Issuer
For	For	12. TO APPROVE THE DISAPPLICATION OF THE PRE-EMPTION RIGHTS AS SET OUT IN THE NOTICE OF AGM (A response to this proposal is mandatory)	Issuer
For	For	13. TO APPROVE THAT THE ARTICLES OF INCORPORATION PRODUCED TO THE AGM, BE ADOPTED, WITH EFFECT FROM CONCLUSION OF THE AGM AS SET OUT IN THE NOTICE OF AGM (A response to this proposal is mandatory)	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ALSET CAPITAL ACQUISITION CORP.	5/1/2023	02115M109	ACAX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve an amendment to the Company's Certificate of Incorporation to extend the date by which the Company has to consummate a business combination on a month-to-month basis up to six (6) times, and each such extension for an additional one (1) month period, from May 3, 2023 until November 3, 2023.
Issuer
For	For
2. To approve an amendment to the Company's Investment Management Trust Agreement dated as of January 31, 2022, to allow the Company to extend the termination date from May 3, 2023, up to six (6) times, each such extension for an additional one (1) month period until November 3, 2023. More Details
Issuer
For	For
3. To approve an amendment to the Company's amended and restated Certificate of Incorporation to expand the methods that the Company may employ to not become subject to the "penny stock" rules of the Securities and Exchange Commission.
Issuer
For	For
4.To direct the Chairperson of the special meeting to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the meeting, there are not sufficient votes to approve proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LIV CAPITAL ACQUISITION CORP II	5/1/2023	G5510R105	LIVB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - as a special resolution, to amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment in the form set forth in Part 1 of Annex A of the accompanying proxy statement.
Issuer
For	For
2. The Founder Share Amendment Proposal - as a special resolution, to amend the Company's Charter in the form set forth in Part 2 of Annex A of the accompanying proxy statement to provide for the right of a holder of Class B ordinary shares of the Company (the "Founder Shares" or the "Class B Ordinary Shares") to convert such Class B Ordinary Shares into Class A ordinary shares (the "Class A Ordinary Shares") on a one-for-one basis prior to the closing of a business combination at the election of the holder (the "Founder Share Amendment Proposal").
Issuer
For	For
3.The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal ("Adjournment Proposal"), which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, there are not sufficient votes at the time of Extraordinary General Meeting to approve the Extension Proposal.
Issuer
For	For
4. The Redemption Limitation Amendment Proposal - as a special resolution, to amend the Company's Charter, as provided by the third resolution in the form set forth in Part 3 of Annex A to the accompanying proxy statement (the "Redemption Limitation Amendment" and such proposal, the "Redemption Limitation Amendment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BARINGS BDC, INC.	5/4/2023	06759L103	BBDC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1. Election of Class II Director who will serve until 2026 Annual Meeting: a. Steve Byers b. Valerie Lancaster-Beal c. John A. Switzer	Issuer
Mirror	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BARINGS BDC, INC.	5/4/2023	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers	Issuer
Mirror Vote	For	1b. Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal	Issuer
Mirror Vote	For	1c. Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer	Issuer
Mirror Vote	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN SHORT DURATION CREDIT OPP FD-COM	5/8/2023	67074X107	JSD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For
1. To approve an Agreement and Plan of Merger pursuant to which Nuveen Short Duration Credit Opportunities Fund (a "Target Fund") would be merged with and into NFRIF Merger Sub, LLC, a Massachusetts limited liability company and wholly-owned subsidiary of Nuveen Floating Rate Income Fund (the "Acquiring Fund"), with the issued and outstanding common and preferred shares of the Target Fund being converted into newly issued common and preferred shares of the Acquiring Fund.
Shareholder
Mirror	For	2. Vote Board of Directors: Election of Director: Robert L. Young* Election of Director: Amy B. R. Lancellotta# Election of Director: John K. Nelson# Election of Director: Terence J. Toth#	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN Multi-Asset Income	5/8/2023	670750108	NMAI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	2. Vote Board of Directors: Election of Director: Robert L. Young* Election of Director: Amy B. R. Lancellotta# Election of Director: John K. Nelson# Election of Director: Terence J. Toth#	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
RCF ACQUISITION CORP.	5/9/2023	G7330C102	RCFA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - as a special resolution, to amend (the "Extension Amendment") RCF Acquisition Corp.'s (the "Company") Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to extend the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (an "initial ...(due to space limits, see proxy material for full proposal).
Issuer
For
2. The Liquidation Amendment Proposal - as a special resolution, to amend (the "Liquidation Amendment") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to permit the Company's board of directors (the "Board"), in its sole discretion, to elect to wind up the Company's operations on an earlier date than the Extended Date as determined by the Board and included in a public announcement (the "Liquidation Amendment Proposal").

For	For
3. The Redemption Limitation Amendment Proposal - as a special resolution, to amend (the "Redemption Limitation Amendment") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to eliminate from the Charter the limitation that the Company may not redeem public shares in an amount that would cause the Company's net tangible assets to be less than $5,000,001 in connection with the Company's initial business combination ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. The Founder Share Amendment Proposal - as a special resolution, to amend (the "Founder Share Amendment" and, together with the Extension Amendment, the Liquidation Amendment and the Redemption Limitation Amendment, the "Charter Amendments") the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to amend the Charter to provide for the right of a holder of the Company's Class B ordinary shares, par value $0.0001 per share, ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
5. The Director Election Proposal - as an ordinary resolution, to re-elect each of Elodie Grant Goodey and Timothy Baker as a Class I director of the Board until the general meeting of the Company to be held in 2026 or until his or her successor is appointed and qualified (the "Director Election Proposal").
Issuer
For	For
6.The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary or convenient, to (i) permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, the Liquidation Amendment Proposal, the Redemption Limitation Amendment Proposal, the Founder Share Amendment Proposal or the Director Election ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CHURCHILL CAPITAL CORP VI	5/10/2023	17143W101	CCVI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VI ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CHURCHILL CAPITAL CORP VII	5/11/2023	17144M102	CVII
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VII ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIFTH WALL ACQUISITION CORP III	5/17/2023	G34142102	FWAC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - Proposal to approve, as a special resolution, the amendment of the Company's amended and restated memorandum and articles of association (as may be amended from time to time, the "Articles") to extend the date by which the Company must (1) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a "business combination") or (2) if it fails to complete such ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - Proposal to approve, as a special resolution, the amendment of the Articles to eliminate from the Articles the limitation that the Company shall not redeem public shares to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001.
Issuer
For	For
3. The Adjournment Proposal - Proposal to approve, as an ordinary resolution, the adjournment of the Extraordinary General Meeting to a later date or dates or indefinitely, if necessary or convenient, either (1) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the foregoing proposals or (2) if our board determines before the Extraordinary General Meeting that it is not necessary or no longer desirable to proceed with the other proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
POWERUP ACQUISITION CORP.	5/18/2023	G7207P103	PWUP
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - A special resolution to extend the date by which the Company must consummate an initial business combination from May 23, 2023 to May 23, 2024 by amending the Company's Amended and Restated Memorandum and Articles of Association in the form of amendment set forth in Annex A to the accompanying proxy statement.
Issuer
For	For
2. The Adjournment Proposal - An ordinary resolution to adjourn the extraordinary general meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve the Extension Amendment Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PROOF ACQUISITION CORP I	5/19/2023	74349W104	PACI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - A proposal (the "Extension Amendment Proposal") to amend the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation"), as set forth in Annex A of the accompanying Proxy Statement, to change the timing of and payment required to extend the date by which the Company must consummate an initial Business Combination.
Issuer
For	For
2. The Trust Agreement Amendment Proposal - A proposal (the "Trust Agreement Amendment Proposal") to approve the amendment to the Company's Investment Management Trust Agreement, dated as of November 30, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as set forth in Annex B of the accompanying Proxy Statement to allow for the Extension Amendment.
Issuer
For	For
2. The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies if, based on the tabulated vote at the time of the Special Meeting: (i) there are insufficient shares of Class A common stock and Class B common stock represented to constitute a quorum or (ii) there are insufficient votes to approve the Extension Amendment Proposal and the Trust Agreement Amendment Proposal or (y) if the board determines before the Special Meeting that it is not necessary.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BLEUACACIA LTD	5/19/2023	G11728105	BLEU
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend, by way of special resolution, bleuacacia's Memorandum and Articles of Association to give bleuacacia the option to extend the date (the "Termination Date") by which it has to consummate a business combination (the '"Articles Extension"') to August 22, 2023 (the '"Articles Extension Date"') and to allow bleuacacia, without another shareholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. Redemption Limitation Amendment Proposal - To amend, by way of special resolution, bleuacacia's Memorandum and Articles of Association to eliminate from the Memorandum and Articles of Association the limitation that bleuacacia may not redeem Public Shares to the extent that such redemption would result in bleuacacia having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended), of less than $5,000,001 ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To adjourn, by way of an ordinary resolution, the Shareholder Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of bleuacacia represented (either in person or by proxy) ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GRAF ACQUISITION CORP. IV	5/22/2023	384272100	GFOR
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1.
Extension Amendment Proposal - A proposal to amend the Company's amended and restated certificate of incorporation (the "Charter"), in the form set forth in Annex A to the accompanying Proxy Statement, to (i) extend the date by which the Company must consummate the Business Combination (as defined below) from 05/25/2023 to 09/29/2023 (the "Extended Date"), and (ii) permit the Company's board of directors (the "Board"), in its sole discretion, to elect to wind up the Company's operations on an earlier date than the Extended Date as determined by the Board.
Issuer
For	For
2. Adjournment Proposal - A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal, or to provide additional time to effectuate the Extension (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CUSHING NEXTGEN INFRA INCOME FUND	5/23/2023	231647207	NXG
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors: Election of Director: Mr. Brian R. Bruce Election of Director: Mr. Ronald P. Trout	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SEVEN HILLS REALTY TRUST	5/23/2023	00438Y107	SEVN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Trustee (for Managing Trustee in Class I): Matthew P. Jordan	Shareholder
For	For	1.2 Election of Trustee (for Independent Trustee in Class I): William A. Lamkin
For	For	2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors to serve for the 2023 fiscal year.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Texas Pacific Land Corp	5/17/2023	88262P102	TPL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1a. Election of Class II Director to serve until the 2025 Annual Meeting: Rhys J. Best	Issuer
Against	For	1b. Election of Class II Director to serve until the 2025 Annual Meeting: Donald G. Cook	Issuer
Against	For	1c. Election of Class II Director to serve until the 2025 Annual Meeting: Donna E. Epps	Issuer
For	For	1d. Election of Class II Director to serve until the 2025 Annual Meeting: Eric L. Oliver	Issuer
Against	For	2. To approve, by non-binding advisory vote, the executive compensation paid to our named executive officers.	Issuer
For	For	3. To approve an amendment to the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") providing for the declassification of the Board.	Issuer
Against	For	4. To approve an amendment to the Company's Certificate of Incorporation increasing the authorized shares of common stock from 7,756,156 shares to 46,536,936 shares.	Issuer
For	For	5. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer
For	Against	6. To consider a non-binding stockholder proposal regarding the stockholders' right to call for a special stockholder meeting.	Issuer
For	Against	7. To consider a non-binding stockholder proposal regarding hiring an investment banker in connection with the evaluation of a potential spinoff.	Issuer
For	Against	8. To consider a non-binding stockholder proposal regarding the release of all remaining obligations of the stockholders' agreement between the Company and certain stockholders.	Issuer
For	Against	9. To consider a non-binding stockholder proposal regarding the stockholders' right to act by written consent.	Issuer
For	Against	10. To consider a non-binding stockholder proposal regarding director election and resignation policy.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FG MERGER CORP	5/17/2023	30324Y101	FGMC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The FGMC Business Combination Proposal - to consider and vote upon a proposal to approve the Merger Agreement and Plan of Reorganization (the "Merger Agreement"), dated as of January 5, 2023, by and among FGMC, FG Merger Sub Inc., a Nevada corporation and a direct, wholly-owned subsidiary of FGMC ("Merger Sub"), and iCoreConnect Inc., a Nevada corporation ("iCoreConnect") and the transactions contemplated thereby (the "Business Combination"), a copy of which is attached to the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The FGMC Common Conversion Proposal - to adopt an amendment and restatement (the "Second Amended and Restated Certificate") to the amended and restated certificate of incorporation of FGMC (the "Current Charter"), whereby in connection with the Closing, FGMC and the stockholders of FGMC shall effectuate an equity conversion, in which the FGMC Common Stock outstanding as of the date thereof is converted into a single class of FGMC Preferred Stock with the rights and obligations outlined in the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The FGMC Charter Amendment Proposal - to approve an amendment and restatement of FGMC's amended and restated certificate of incorporation (the "Current Charter") in the form of the Proposed Charter attached to the joint proxy statement/prospectus as Annex C-1 to, among other things, change the name of FGMC to iCoreConnect Inc. and effect the amendments relating to corporate governance described below in FGMC Proposal 4. This Proposal is called the "FGMC Charter Amendment Proposal" or "FGMC Proposal 3."
Issuer
For	For
4A. The FGMC Advisory Charter Proposal - To approve and adopt, on a non-binding advisory basis, certain differences in the governance provisions set forth in the Proposed Charter - that, upon the consummation of the Business Combination, the Bylaws of FGMC ("Current Bylaws") be succeeded by the proposed new bylaws ("Proposed Bylaws") of the Combined Company, a copy of which is attached to the joint proxy statement/prospectus as Annex C-2.
Issuer
For	For
4B. The FGMC Advisory Charter Proposal - To approve and adopt, on a non-binding advisory basis, certain differences in the governance provisions set forth in the Proposed Charter - that the authorized capital of the Combined Company will be (a) 100,000,000 shares of common stock, par value $0.0001 per share, and (b) 40,000,000 shares of preferred stock, par value $0.0001 per share.
Issuer
For	For
4C. The FGMC Advisory Charter Proposal - To approve and adopt, on a non-binding advisory basis, certain differences in the governance provisions set forth in the Proposed Charter - that the Combined Company's corporate existence will be perpetual, and to omit from the Proposed Charter the various provisions applicable only to special purpose acquisition companies.
Issuer
For	For
4D. The FGMC Advisory Charter Proposal - To approve and adopt, on a non-binding advisory basis, certain differences in the governance provisions set forth in the Proposed Charter - that, upon the consummation of the Business Combination, all other changes necessary or desirable in connection with the approval of the Proposed Charter and Proposed Bylaws as part of the Business Combination are approved.
Issuer
For	For
5. The FGMC Nasdaq Proposal - to consider and vote upon a proposal to approve the issuance of more than 20% of the issued and outstanding shares of FGMC Common Stock in connection with the issuance of a maximum of 9,800,000 shares of FGMC Common Stock (subject to adjustment as described elsewhere herein) pursuant to the terms of the Merger Agreement, which will result in a change of control, as required by Nasdaq Listing Rules 5635(a), (b), (c) and (d). This Proposal is called the "FGMC Nasdaq Proposal" or "FGMC Proposal 5."
Issuer
For	For	6A. Election of Director: Robert McDermott	Issuer
For	For	6B. Election of Director: Kevin Patrick McDermott	Issuer
For	For	6C. Election of Director: Harry Joseph Travis	Issuer
For	For	6D. Election of Director: John Robert Pasqual	Issuer
For	For	6E. Election of Director: Joseph Anthony Gitto	Issuer
For	For
7. The FGMC Incentive Plan Proposal - to approve the 2023 Stock Plan (the "Incentive Plan"), a copy of which is attached to the joint proxy statement/prospectus as Annex D, in connection with the Business Combination. This Proposal is called the "FGMC Incentive Plan Proposal" or "FGMC Proposal 7."
Issuer
For	For
8. The NTA Requirement Amendment Proposal - to amend the Current Charter to expand the methods that FGMC may employ to not become subject to the "penny stock" rules of the Securities and Exchange Commission. This Proposal is called the "FGMC NTA Requirement Amendment Proposal" or "FGMC Proposal 8".
Issuer
For	For
9. The FGMC Adjournment Proposal - to consider and vote upon a proposal to approve the adjournment of the FGMC Special Meeting by the chairman thereof to a later date, if necessary, under certain circumstances, including for the purpose of soliciting additional proxies in favor of the FGMC Business Combination Proposal, in the event FGMC does not receive the requisite stockholder vote to approve the Proposal. This Proposal is called the "FGMC Adjournment Proposal" or "FGMC Proposal 9."
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN GLOBAL DYNAMIC DIVIDEND FD COM	5/25/2023	00302M106	AGD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Class III Trustee for a three-year term until the 2026 Annual Meeting: Nancy Yao Maasbach	Issuer
For	For	1.2 Election of Class III Trustee for a three-year term until the 2026 Annual Meeting: Stephen Bird	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN ASIA-PACIFIC INCOME FUND-INC	5/25/2023	003009107	FAX
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1.1 Election of Class II Director for a three-year term until the 2026 Annual Meeting of Shareholders: P. Gerald Malone	Issuer
Mirror	For	2.1 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred Share Director, 3-year term ending 2024)	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SURO CAPITAL CORP.	5/31/2023	86887Q109	SSSS
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors Election of Director: Mark D. Klein Election of Director: Lisa Westley	Issuer
For	For	2. To provide an advisory non-binding vote to approve executive compensation.	Issuer
For	For	3. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for SuRo Capital Corp. for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BIOPLUS ACQUISITION CORP.	6/2/2023	G11217117	BIOS
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution, that the Amended and Restated Memorandum of Association and Articles of Association be amended in the form attached to the proxy statement as Annex A, with immediate effect, in order to extend the date by which the Company has to consummate a Business Combination from June 7, 2023 to December 7, 2023 (or such earlier date as determined by the Board).
Issuer
For	For
2. The Founder Share Amendment Proposal - RESOLVED, as a special resolution, that the Amended and Restated Memorandum of Association and Articles of Association be amended in the form attached to the proxy statement as Annex A, with immediate effect, in order to provide for the right of a holder of Class B Ordinary Shares to convert into Class A Ordinary Shares on a one-for-one basis at any time prior to the closing of a Business Combination at the option of a holder of the Class B Ordinary Shares.
Issuer
For	For
3. The Auditor Ratification Proposal - RESOLVED, as an ordinary resolution, that the appointment of WithumSmith+Brown, PC as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2023 be ratified, approved and confirmed in all respects.
Issuer
For	For
4. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the extraordinary general meeting in lieu of an annual general meeting to a later date or dates to be determined by the chairman of the extraordinary general meeting in lieu of an annual general meeting, or indefinitely, if necessary or convenient, to permit further solicitation and vote of proxies be confirmed, ratified and approved in all respects.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Target Global Acquisition	6/2/2023	G8675N109	TGAA
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Against	For
1. The Extension Amendment Proposal - To amend, by way of special resolution, the Company’s Articles to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination (the “Extension Amendment”) from June 13, 2023 (the “Original Termination Date”) to September 13, 2023 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to further extend the Termination Date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors (the “Board”), if requested by Target Global Sponsor Ltd., a Cayman Islands exempted company limited by shares (the “Sponsor”), and upon two calendar days’ advance notice prior to the applicable Termination Date, until March 13, 2024 (each, an “Additional Articles Extension Date”), or a total of up to nine months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto as provided by the first resolution in the form set forth in Annex A to the accompanying proxy statement (the “Extension Amendment Proposal”).
Issuer
Against	For

2. The Redemption Limitation Amendment Proposal - To amend, by way of special resolution, the Company’s Articles, as provided by the second resolution in the form set forth in Annex A to the accompanying proxy statement (the “Redemption Limitation Amendment” and such proposal, the “Redemption Limitation Amendment Proposal”) to eliminate from the Articles the limitation that the Company shall not redeem Class A ordinary shares (the “Class A Ordinary Shares”) included as part of the units sold in the IPO (including any shares issued in exchange thereof, the “Public Shares”) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation”). The Redemption Limitation Amendment would exceed the Redemption Limitation allow the Company to redeem Public Shares irrespective of whether such redemption would exceed the redemption Limitation.
Issuer
Against	For
3. The Founder Conversion Amendment Proposal - To amend, by way of special resolution, the Company's Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement (the "Founder Conversion Amendment" and such proposal, the "Founder Conversion Amendment Proposal") to provide that the Class B Ordinary Shares may be converted either at the time of the consummation of the Company's initial Business Combination or at any earlier date at the option of the holders of the Class B Ordinary Shares.
Issuer
Against	For
4. The Trust Amendment Proposal - To amend, by the affirmative vote of at least sixty-five percent (65%) of the votes cast of the then outstanding Class A Ordinary Shares (as defined below) and Class B Ordinary Shares, voting together as a single class, the amendment of that certain investment management trust agreement, dated December 8, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”), as provided by the fourth resolution in the form set forth in Annex A to the proxy statement, to change the date on which Continental must commence liquidation (the “Trust Amendment”) of the trust account established in connection with the IPO (the “Trust Account”) to the earliest of (i) the Company’s completion of a business combination; (ii) the Articles Extension Date and (iii) the Additional Articles Extension Date (the “Trust Amendment Proposal”).
Issuer
Against	For
The Adjournment Proposal - To adjourn, by way of ordinary resolution, the Shareholder Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A Ordinary Shares, par value $0.0001 per share and Class B Ordinary Shares, par value $0.0001 per share in the capital of the Company represented (either in person or by proxy) to approve the Extension Amendment Proposal, the Redemption Limitation Amendment Proposal, the Founder Conversion Amendment Proposal or the Trust Amendment Proposal, (ii) if the holders of Public Shares have elected to redeem an amount of shares in connection with the Extension Amendment such that the Company would not adhere to the continued listing requirements of the Nasdaq Stock Market LLC (“Nasdaq”), or (iii) if the Board determines before the Shareholder Meeting that it is not necessary or no longer desirable to proceed with the other proposals (the ‘‘Adjournment Proposal’’).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
METALS ACQUISITION CORP	6/5/2023	G60405100	MTAL
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. As an ordinary resolution, that the entry into & execution of the Share Sale Agreement, dated as of 03/17/2022, as amended by the Deed of Consent & Covenant, dated as of 11/ 22/2022 and as further amended by the CMPL Share Sale Agreement Side Letter, dated as of 04/21/2023 (as may be amended, supplemented, or otherwise modified from time to time, the "Share Sale Agreement"), by among Metals Acquisition Limited, a private limited company newly incorporated under the laws of Jersey, Channel Islands ("MAC Limited"), Metals Acquisition Corp.
Issuer
For	For
2. As a special resolution, that subject to the approval & adoption of Business Combination Proposal, the plan of merger, a copy of which is attached to the accompanying proxy statement/prospectus as Annex B, pursuant to which, immediately prior to the Business Combination, MAC will be merged with and into MAC Limited (the "Merger"), with MAC Limited continuing as the surviving company (MAC Limited following the Merger is referred to as "New MAC") and CMPL becoming an indirect subsidiary of New MAC following the Business Combination.
Issuer
For	For
3a. The Governing Documents Proposals: assuming the Business Combination Proposal and the Merger Proposal are approved, to consider and vote upon three separate proposals (collectively, the "Governing Documents Proposals") to approve, by ordinary resolution, material differences between the amended and restated memorandum of association of New MAC to be in effect following the Business Combination: Method to appoint and elect directors
Issuer
For	For
3b. The Governing Documents Proposals: assuming the Business Combination Proposal and the Merger Proposal are approved, to consider and vote upon three separate proposals (collectively, the "Governing Documents Proposals") to approve, by ordinary resolution, material differences between the amended and restated memorandum of association of New MAC to be in effect following the Business Combination: Advance notice procedural requirements for shareholders
Issuer
For	For
3c. The Governing Documents Proposals: assuming the Business Combination Proposal and the Merger Proposal are approved, to consider and vote upon three separate proposals (collectively, the "Governing Documents Proposals") to approve, by ordinary resolution, material differences between the amended and restated memorandum of association of New MAC to be in effect following the Business Combination: Other changes in connection with the adoption of the Proposed Governing Documents
Issuer
For	For
4. The Adjournment Proposal: as an ordinary resolution, that the adjournment of the extraordinary general meeting to a later date or dates (i) to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to MAC shareholders or (ii) to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more of the proposals at the extraordinary general meeting be approved (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
RICE ACQUISITION CORP II	6/6/2023	RICE ACQUISITION CORP II	RONI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. A proposal (the "Business Combination Proposal") to approve as an ordinary resolution and adopt the Business Combination Agreement, dated as of December 13, 2022 and amended on April 23, 2023 (a copy of which is attached to the proxystatement/prospectus as Annex A-1 and Annex A-2), as further amended, supplemented or otherwise modified from timeto time (the “Business Combination Agreement” and, the transactions contemplated by such agreement, the “Business Combination”), by and among Rice Acquisition Corp. II (“RONI”), Rice Acquisition Holdings II LLC (“RONI Opco”), Topo Buyer Co, LLC (the “Buyer”), Topo Merger Sub, LLC (“Merger Sub”) and NET Power, LLC, (“NET Power”), pursuant to which, among other things, Merger Sub will merge with and into NET Power, with NET Power surviving and becoming a wholly owned direct subsidiary of the Buyer.
Issuer
For	For
2.A proposal (the "Domestication Proposal") to approve as a special resolution that RONI be de-registered in the Cayman Islands pursuant to Article 47 of its articles of association and registered by way of continuation as a corporation under the laws of the state of Delaware (the “Domestication”) pursuant to Part XII of the Companies Act (As Revised) of the Cayman Islands and Section 388 of the Delaware General Corporation Law (the “DGCL”) and, immediately upon being de-registered in the Cayman Islands, RONI be continued and domesticated as a corporation and, conditional upon, and with effect from, the registration of RONI as a corporation in the State of Delaware, the name of RONI be changed from “Rice Acquisition Corp. II” to “NET Power Inc.”
Issuer
For	For
3. A proposal (the "Charter Proposal") to approve as a special resolution that, upon the Domestication, the amended and restated memorandum and articles of association of RONI (“Existing Governing Documents”) be amended and restated by the proposed certificate of incorporation and the proposed bylaws, copies of which are attached to the proxy statement/prospectus as Annex C and Annex D (the “Proposed Governing Documents”), of NET Power Inc. (a corporation incorporated in the State of Delaware, assuming the Domestication Proposal is approved and adopted, and the filing with and acceptance by the Secretary of State of Delaware of the Certificate of Corporate Domestication in accordance with Section 388 of the DGCL), including authorization of the change in authorized share capital as indicated thereinand the change of name of “Rice Acquisition Corp. II” to “NET Power Inc.” in connection with the Business Combination.
Issuer
For	For
4. A proposal (the "Governing Documents Proposal A") to approve as an ordinary resolution the change in the authorized share capital of RONI from $33,100 divided into (i) 300,000,000 Class A ordinary shares of a par value of $0.0001 each, (ii) 30,000,000 Class B ordinary shares of a par value of $0.0001each and (iii) 1,000,000 preference shares of a par value of $0.0001 each to (a) 520,000,000 shares of Class A common stock, par value $0.0001 per share, of NET Power Inc., (b) 310,000,000 shares of Class B common stock, par value $0.0001 per share, of NET Power Inc. and (c) 1,000,000 sharesof preferred stock, par value $0.0001 per share (“NET Power Inc. preferredstock”), of NET Power Inc.
Issuer
For	For
5. A proposal (the "Governing Documents Proposal B") to approve as an ordinary resolution the authorization to the board of directors of NET Power Inc. (the “NET Power Inc. Board”) to issue any or all shares of NET Power Inc. preferred stock, in one or more classes or series, with such terms and conditions as may be expressly determined by the NET Power Inc. Board and as may be permitted by the DGCL.
Issuer
For	For
6. A proposal (the "Governing Documents Proposal C") to approve as an ordinary resolution that the provision that certain provisions of the proposed certificate of incorporation of NET Power Inc. are subject to that certain stockholders’ agreement by and among RONI, RONI Opco, Rice Acquisition Sponsor II LLC and certain entities affiliated with NET Power, pursuant to whichcertain governing rights and obligations of the parties are given.
Issuer
For	For
7. A proposal (the "Governing Documents Proposal D") to approve as an ordinary resolution the removal of the ability of NET Power Inc. stockholders to take action by written consent in lieu of a meeting.
Issuer
For	For
8. A proposal (the "Governing Documents Proposal E") to approve as an ordinary resolution that any director or the entire NET Power Inc. Board may be removed from office, but only for cause and only by the affirmative vote of the holders of a majority of the then-outstanding shares of stock of NET Power Inc. entitled to vote generally for the election of directors.
Issuer
For	For
9. A proposal (the "Governing Documents Proposal F") to approve as an ordinary resolution all other changes necessary or desirable in connection with the replacement of Existing Governing Documents with the Proposed Governing Documents, including (i) changing the post-Business Combination corporate name from “Rice Acquisition Corp. II” to “NET Power Inc.” (which is expected to occur upon the consummation of the Domestication), (ii) making NET Power Inc.’s corporate existence perpetual, (iii) adopting Delaware as the exclusive forum for certain stockholder litigation and the United States District Courts as the exclusive forum for litigation arising out of the federal securities laws, and (iv) removing certain provisions related to our status as a blank check company that will no longer be applicable upon consummation of the Business Combination.
Issuer
For	For
10. Vote Board of Directors:                                                       Election of Director: Ralph Alexander
Election of Director: Jeff Bennett
Election of Director: J. Kyle Derham
Election of Director: Fred Forthuber
Election of Director: Joseph T. Kelliher
Election of Director: Carol Peterson
Election of Director: Brad Pollock
Election of Director: Daniel Joseph Rice, IV
Election of Director: Eunkyung Sung
Election of Director: Alejandra Veltmann
Issuer
For	For
11. A proposal (the "NYSE Proposal") to approve as an ordinary resolution, assuming the Business Combination Proposal and the Governing Documents Proposals are approved and adopted, for purposes of complying with the applicable provisions of Section 312.03 of the New York Stock Exchange’s Listed Company Manual, the issuance of more than 20% of common stock in connection with the Business Combination and private placements pursuant to which certain investors have agreed to purchase an aggregate of 49,044,995 newly issued shares of Class A common stock (the “PIPE Financing”).
Issuer
For	For
12. A proposal (the "Incentive Plan Proposal") to approve as an ordinary resolution, the NET Power Inc. 2023 Omnibus Incentive Plan, a copy of which is attached to the proxy statement/prospectus as Annex J.
Issuer
For	For
13. A proposal (the "Adjournment Proposal") to approve as an ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates (i) to the extent necessary to ensure that any required supplement or amendmentto the proxy statement/prospectus is provided to RONI shareholders or, if as of the time for which the extraordinary general meeting is scheduled, there are insufficient RONI ordinary shares represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the extraordinary general meeting, (ii) in order to solicit additional proxies from RONI shareholders in favor of one or more of the proposals at the extraordinary general meeting or (iii) if RONI shareholders have elected to redeem an amount of the Class A shares issued as part of the units in the initial public offering of RONI (the “RONI IPO”) such that the condition to consummation of the Business Combination that the aggregate cash proceeds to be received by RONI from the trust account established at the consummation of the RONI IPO in connection with the Business Combination, together with the aggregate gross proceeds from the PIPE Financing and the Interim Company Financing (as defined in the Business Combination Agreement), and all cash on the consolidated balance sheet of RONI and its subsidiaries, minus transaction expenses (for RONI and for NET Power), minus transaction expenses (for RONI and for NET Power), plus all cash on the consolidated balance sheet of RONI and its subsidiaries in the aggregate, equal no less than $200,000,000 after deducting any amounts paid to RONI shareholders that exercise their redemption rights in connection with the Business Combination would not be satisfied.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
APOLLO TACTICAL INCOME FUND INC.	6/9/2023	037638103	AIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Director: Robert L. Borden	Issuer
For	For	1b. Election of Director: Meredith Coffey	Issuer
For	For	2. To consider and ratify the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEXPOINT DIVERSIFIED REAL ESTATE TRUST	6/13/2023	65340G205 & 65340G304	NXDT & NXDTPA
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Withhold	For	1a. Election of trustee to serve until the 2024 annual meeting of shareholders: James Dondero	Issuer
Withhold	For	1b. Election of trustee to serve until the 2024 annual meeting of shareholders: Brian Mitts	Issuer
Withhold	For	1c. Election of trustee to serve until the 2024 annual meeting of shareholders: Edward Constantino	Issuer
Withhold	For	1d. Election of trustee to serve until the 2024 annual meeting of shareholders: Scott Kavanaugh	Issuer
Withhold	For	1e. Election of trustee to serve until the 2024 annual meeting of shareholders: Arthur Laffer	Issuer
Withhold	For	1f. Election of trustee to serve until the 2024 annual meeting of shareholders: Carol Swain	Issuer
Withhold	For	1g. Election of trustee to serve until the 2024 annual meeting of shareholders: Catherine Wood	Issuer
Against	For
2. To approve the issuance of shares to the Company's adviser as payment of fees under the Advisory Agreement, which may exceed five percent of the common equity or the voting power of the Company prior to such issuance.
Issuer
Against	For	3. To approve in a non-binding, advisory vote, the compensation to our named executive officers.	Issuer
1 YEAR	For	4. To approve in a non-binding, advisory vote, whether a shareholder vote to approve the compensation of our named executive officers should occur every one, two or three years.	Issuer
Abstain	For	5. To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VERTICAL CAPITAL INCOME FUND	6/15/2023	92535C104	VCIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. To elect Mark Garbin as a Trustee of the Fund.	Issuer
Mirror Vote	For	1b. To elect Sanjeev Handa as a Trustee of the Fund.	Issuer
Mirror Vote	For	1c. To elect Joan McCabe as a Trustee of the Fund.	Issuer
Mirror Vote	For	1d. To elect Brian Marcus as a Trustee of the Fund.	Issuer
Mirror Vote	For	1e. To elect Lauren Basmadjian as a Trustee of the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VERTICAL CAPITAL INCOME FUND	6/15/2023	92535C104	VCIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	2. To approve an investment advisory agreement between the Fund and a new investment adviser, Carlyle Global Credit Investment Management L.L.C.	Issuer
Mirror Vote	For	3. To approve a change in the Fund's classification from a diversified investment company to a non-diversified investment company.	Issuer
Mirror Vote	For	4. To approve a change in the Fund's industry concentration policy from concentrated in the mortgage-related industry to non-concentrated.	Issuer
Mirror Vote	For	5.To approve a change to the Fund's Declaration of Trust that would increase the shareholder approval threshold in a contested Trustee election to a majority of shares outstanding.	Issuer
Mirror Vote	For	6. To approve a change to the Fund's Declaration of Trust to require shareholders representing at least 10% of shares to join in a derivative action when the demand on the Board is not excused.	Issuer
Mirror Vote	For	7. To approve a change to the Fund's Declaration of Trust to add a Delaware state court exclusive jurisdiction clause.	Issuer
Mirror Vote	For	8. To approve a change to the Fund's Declaration of Trust stating that the Fund may only be dissolved upon approval of at least 80% of the Trustees.	Issuer
Mirror Vote	For
9. To approve certain vote threshold changes to the Declaration of Trust as follows. To approve certain merger or similar transaction conditions such that a merger or similar transactions with a Principal Shareholder shall require approval from a majority of the Trustees then in office and the affirmative vote of at least 75% of the outstanding Shares, excluding the Shares held by a Principal Shareholder party to the proposed transaction.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SABA CAPITAL INCOME & OPPORTUNITIES FUND	6/20/2023	78518H202	BRW
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:
Election of Director: Thomas Bumbolow
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Aditya Bindal
Election of Director: Andrew Kellerman
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LOGAN RIDGE FINANCE CORPORATION	6/22/2023	541098109	LRFC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexander Duka Election of Director: Robert Warshauer	Issuer
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MS EMERGING MKTS DOMESTIC DEBT FD, INC.	6/22/2023	617477104	EDD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Frances L. Cashman Election of Director: Kathleen A. Dennis Election of Director: Joseph J. Kearns Election of Director: Patricia A. Maleski	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MS EMERGING MKTS DEBT FD, INC. COM	6/22/2023	61744H105	MSD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Frances L. Cashman Election of Director: Kathleen A. Dennis Election of Director: Joseph J. Kearns Election of Director: Patricia A. Maleski	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PORTMAN RIDGE FINANCE CORPORATION	6/22/2023	73688F201	PTMN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1.Vote Board of Directors: Election of Director: Jennifer Kwon Chou Election of Director: Joseph Morea Election of Director: Robert Warshauer	Issuer
For	For	2. To ratify the selection of Deloitte & Touche LLP as the independent registered public accountant of the Company for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FS KKR CAPITAL CORP	6/23/2023	302635206	FSK
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1. Vote Board of Directors: Election of Director: Michael J. Hagan Election of Director: Jeffrey K. Harrow Election of Director: James H. Kropp Election of Director: Elizabeth J. Sandler	Issuer
Mirror	For	2. To approve a proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ACROPOLIS INFRASTRUCTURE ACQUISITION CORP	6/23/2023	005029103	ACRO
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - to amend the Company's amended and restated certificate of incorporation (the "Certificate of Incorporation"), in the form set forth in Annex A to the accompanying Proxy Statement, to extend the date by which the Company must either (a) consummate a merger, consolidation, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities (an "initial business ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Early Liquidation Amendment Proposal - to amend the Certificate of Incorporation, in the form set forth in Annex B to the accompanying Proxy Statement, to permit the Company's board of directors, in its sole and absolute discretion, to cease all operations of the Company except for the purpose of winding up and, subject to and in accordance with the Certificate of Incorporation, redeem all public shares prior to the Extended Date.
Issuer
For	For
3. The Redemption Limitation Amendment Proposal - to amend the Certificate of Incorporation, in the form set forth in Annex C to the accompanying Proxy Statement, to eliminate from the Certificate of Incorporation the limitation that the Company shall not redeem or repurchase public shares to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001 (the "Redemption Limitation"). The Redemption Limitation Amendment would allow the Company to ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. The Adjournment Proposal - to adjourn the Special Meeting to a later date or dates or indefinitely, if necessary or convenient, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the foregoing proposals.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)*   /s/ Andrew Dakos
Andrew Dakos, President

Date     8/28/2023

* Print the name and title of each signing officer under his or her signature.